UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21918

Oppenheimer Global Multi Strategies Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2017

Item 1. Schedule of Investments.

CONSOLIDATED STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

	Shares	Value
Common Stocks—44.5%
Consumer Discretionary—6.2%
Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.[1]	535	$10,604
Cooper Tire & Rubber Co.	425	17,191
Cooper-Standard Holdings, Inc.[1]	128	14,336
Dana, Inc.	1,003	18,947
Dorman Products, Inc.[1]	271	21,181
Fox Factory Holding Corp.[1]	292	7,826
Gentherm, Inc.[1]	258	9,352
GKN plc	11,662	52,111
Horizon Global Corp.[1]	165	3,016
LCI Industries	179	19,278
Metaldyne Performance Group, Inc.	481	11,207
Modine Manufacturing Co.[1]	524	5,947
Motorcar Parts of America, Inc.[1]	142	4,028
Spartan Motors, Inc.	404	2,687
Standard Motor Products, Inc.	243	11,657
Stoneridge, Inc.[1]	222	3,750
Strattec Security Corp.	35	1,041
Superior Industries International, Inc.	215	4,816
Tenneco, Inc.[1]	380	24,438
Tower International, Inc.	221	6,111
Valeo SA	2,033	125,035
Workhorse Group, Inc.[1]	425	1,220
		375,779

Automobiles—0.1%
Ford Motor Co.	2,976	37,289
General Motors Co.	1,001	36,877
Winnebago Industries, Inc.	235	7,755
		81,921

Distributors—0.0%
Core-Mark Holding Co., Inc.	421	13,691
Weyco Group, Inc.	86	2,355
		16,046

Diversified Consumer Services—0.2%
American Public Education, Inc.[1]	120	2,898
Ascent Capital Group, Inc., Cl. A1	96	1,541
Bridgepoint Education, Inc.[1]	326	3,041
Bright Horizons Family Solutions, Inc.[1]	584	40,360
Cambium Learning Group, Inc.[1]	456	2,221
Capella Education Co.	118	8,980
Career Education Corp.[1]	708	5,897
Carriage Services, Inc., Cl. A	136	3,505
Chegg, Inc.[1]	692	5,467
Collectors Universe, Inc.	68	1,591
DeVry Education Group, Inc.	432	13,889

1         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Consumer Services (Continued)
Grand Canyon Education, Inc.[1]	347	$21,299
Houghton Mifflin Harcourt Co.[1]	9,380	103,649
K12, Inc.[1]	351	6,269
Liberty Tax, Inc.	95	1,420
Regis Corp.[1]	357	4,395
Sotheby’s1	409	18,458
Strayer Education, Inc.[1]	82	6,358
		251,238

Hotels, Restaurants & Leisure—1.2%
Accor SA	3,061	120,880
Belmond Ltd., Cl. A1	726	9,402
Biglari Holdings, Inc.[1]	22	9,447
BJ’s Restaurants, Inc.[1]	193	7,016
Bloomin’ Brands, Inc.	820	14,014
Bob Evans Farms, Inc.	138	7,829
Bojangles’, Inc.[1]	253	5,326
Boyd Gaming Corp.[1]	826	16,247
Buffalo Wild Wings, Inc.[1]	138	21,390
Caesars Acquisition Co., Cl. A1	917	13,434
Carnival plc	1,182	64,350
Carrols Restaurant Group, Inc.[1]	277	4,377
Century Casinos, Inc.[1]	211	1,443
Cheesecake Factory, Inc. (The)	351	21,429
Churchill Downs, Inc.	129	19,389
Chuy’s Holdings, Inc.[1]	137	3,905
ClubCorp Holdings, Inc.	421	7,199
Compass Group plc	2,289	42,567
Dave & Buster’s Entertainment, Inc.[1]	322	18,415
Del Frisco’s Restaurant Group, Inc.[1]	227	3,609
Del Taco Restaurants, Inc.[1]	301	3,735
Denny’s Corp.[1]	577	7,247
DineEquity, Inc.	150	8,973
El Pollo Loco Holdings, Inc.[1]	281	3,513
Eldorado Resorts, Inc.[1]	381	6,210
Fiesta Restaurant Group, Inc.[1]	225	4,466
Golden Entertainment, Inc.	245	2,903
Habit Restaurants, Inc. (The), Cl. A1	168	2,260
ILG, Inc.	885	16,709
InterContinental Hotels Group plc	903	42,528
International Speedway Corp., Cl. A	449	16,658
Intrawest Resorts Holdings, Inc.[1]	345	8,128
Isle of Capri Casinos, Inc.[1]	429	10,420
J Alexander’s Holdings, Inc.[1]	117	1,088
Jack in the Box, Inc.	248	23,240
Kona Grill, Inc.[1]	107	679
La Quinta Holdings, Inc.[1]	869	12,044
Lindblad Expeditions Holdings, Inc.[1]	357	3,202
Luby’s, Inc.[1]	250	845

2         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Hotels, Restaurants & Leisure (Continued)
Marcus Corp. (The)	285	$8,892
Marriott Vacations Worldwide Corp.	196	18,410
McDonald’s Corp.	747	95,355
Merlin Entertainments plc[2]	9,422	57,546
Monarch Casino & Resort, Inc.[1]	189	4,816
Nathan’s Famous, Inc.[1]	32	1,984
Paddy Power Betfair plc	803	87,954
Papa John’s International, Inc.	273	21,545
Penn National Gaming, Inc.[1]	618	8,942
Pinnacle Entertainment, Inc.[1]	391	6,788
Planet Fitness, Inc., Cl. A	353	7,593
Popeyes Louisiana Kitchen, Inc.[1]	148	11,693
Potbelly Corp.[1]	185	2,414
Red Lion Hotels Corp.[1]	162	1,207
Red Robin Gourmet Burgers, Inc.[1]	115	5,250
Red Rock Resorts, Inc., Cl. A	303	6,657
Ruby Tuesday, Inc.[1]	738	1,402
Ruth’s Hospitality Group, Inc.	330	5,561
Scientific Games Corp., Cl. A1	534	11,027
SeaWorld Entertainment, Inc.	660	12,718
Shake Shack, Inc., Cl. A1	184	6,593
Sodexo SA	1,496	164,211
Sonic Corp.	352	8,899
Speedway Motorsports, Inc.	415	8,848
Starbucks Corp.	1,007	57,268
Texas Roadhouse, Inc., Cl. A	540	22,842
TUI AG	3,400	48,091
Whitbread plc	826	39,219
Wingstop, Inc.	221	5,812
Zoe’s Kitchen, Inc.[1]	158	2,831
		1,328,884

Household Durables—0.7%
AV Homes, Inc.[1]	149	2,458
Bassett Furniture Industries, Inc.	86	2,352
Beazer Homes USA, Inc.[1]	228	2,782
Cavco Industries, Inc.[1]	68	8,109
Century Communities, Inc.[1]	144	3,290
CSS Industries, Inc.	74	1,819
Ethan Allen Interiors, Inc.	259	7,446
Flexsteel Industries, Inc.	94	4,726
Green Brick Partners, Inc.[1]	379	3,582
Harman International Industries, Inc.	4,775	532,985
Helen of Troy Ltd.[1]	181	17,684
Hooker Furniture Corp.	98	3,234
Hovnanian Enterprises, Inc., Cl. A1	1,255	2,974
Installed Building Products, Inc.[1]	235	11,057
iRobot Corp.[1]	193	11,016
KB Home	605	10,739

3         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
La-Z-Boy, Inc.	394	$10,638
Libbey, Inc.	243	3,402
Lifetime Brands, Inc.	172	2,494
M/I Homes, Inc.[1]	183	4,319
MDC Holdings, Inc.	361	10,538
Meritage Homes Corp.[1]	280	9,954
NACCO Industries, Inc., Cl. A	62	3,999
New Home Co., Inc. (The)[1]	172	1,797
Taylor Morrison Home Corp., Cl. A1	302	6,079
Taylor Wimpey plc	22,188	49,592
TopBuild Corp.[1]	271	11,377
TRI Pointe Group, Inc.[1]	1,108	13,230
UCP, Inc., Cl. A1	62	673
Universal Electronics, Inc.[1]	117	8,038
William Lyon Homes, Cl. A1	253	4,663
ZAGG, Inc.[1]	221	1,337
		768,383

Internet & Catalog Retail—0.2%
1-800-Flowers.com, Inc., Cl. A1	574	5,740
Amazon.com, Inc.[1]	51	43,097
Etsy, Inc.[1]	797	9,660
FTD Cos., Inc.[1]	210	5,074
Gaia, Inc., Cl. A1	111	949
HSN, Inc.	376	14,175
Liberty TripAdvisor Holdings, Inc., Cl. A1	465	6,254
Nutrisystem, Inc.	229	10,648
Overstock.com, Inc.[1]	198	3,653
PetMed Express, Inc.	165	3,475
Priceline Group, Inc. (The)[1]	31	53,448
Shutterfly, Inc.[1]	245	11,118
		167,291

Leisure Products—0.5%
Acushnet Holdings Corp.[1]	196	3,432
American Outdoor Brands Corp.[1]	412	8,009
Arctic Cat, Inc.[1]	29,718	549,783
Callaway Golf Co.	673	6,804
Escalade, Inc.	106	1,378
JAKKS Pacific, Inc.[1]	126	661
Johnson Outdoors, Inc., Cl. A	115	4,034
Malibu Boats, Inc., Cl. A1	135	2,776
Marine Products Corp.	345	3,664
MCBC Holdings, Inc.	195	2,863
Nautilus, Inc.[1]	246	3,961
		587,365

Media—1.1%
AMC Entertainment Holdings, Inc., Cl. A	718	22,509

4         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Media (Continued)
Comcast Corp., Cl. A	1,700	$63,614
Daily Journal Corp.[1]	11	2,297
Entercom Communications Corp., Cl. A	324	5,071
Entravision Communications Corp., Cl. A	860	4,601
Eros International plc[1]	490	5,635
EW Scripps Co. (The), Cl. A1	608	14,002
Gannett Co., Inc.	871	7,595
Global Eagle Entertainment, Inc.[1]	662	2,900
Gray Television, Inc.[1]	492	6,691
Hemisphere Media Group, Inc., Cl. A1	312	3,619
IMAX Corp.[1]	476	15,399
Informa plc	6,958	58,039
ITV plc	18,589	46,796
Liberty Media Corp.-Liberty Braves[1]	377	8,290
Liberty Media Corp.-Liberty Braves[1]	376	8,283
Liberty Media Corp.-Liberty Formula One, Cl. A1	670	20,174
Liberty Media Corp.-Liberty Formula One, Cl. C1	675	20,722
Loral Space & Communications, Inc.[1]	231	9,448
MDC Partners, Inc., Cl. A	399	3,491
Media General, Inc.[1,3]	958	1,629
Meredith Corp.	318	19,939
MSG Networks, Inc., Cl. A1	515	11,227
National CineMedia, Inc.	445	5,709
New Media Investment Group, Inc.	348	5,370
New York Times Co. (The), Cl. A	1,174	16,906
Nexstar Media Group, Inc., Cl. A	220	15,169
Publicis Groupe SA	2,565	172,985
Radio One, Inc., Cl. D1	347	954
Reading International, Inc., Cl. A1	237	3,778
RELX plc	3,265	61,004
Saga Communications, Inc., Cl. A	43	2,146
Salem Media Group, Inc., Cl. A	196	1,401
Scholastic Corp.	265	11,941
Sinclair Broadcast Group, Inc., Cl. A	669	26,693
Sky plc	2,891	35,796
Time Warner, Inc.	756	74,247
Time, Inc.	682	11,969
Townsquare Media, Inc., Cl. A1	180	1,957
Tribune Media Co., Cl. A	4,001	138,115
tronc, Inc.[1]	282	4,117
Twenty-First Century Fox, Inc., Cl. A	2,430	72,706
Twenty-First Century Fox, Inc., Cl. B	2,275	66,771
Walt Disney Co. (The)	690	75,962
World Wrestling Entertainment, Inc., Cl. A	531	11,140
WPP plc	3,326	78,337
		1,257,144

Multiline Retail—0.3%
Big Lots, Inc.	328	16,839

5         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Multiline Retail (Continued)
Dixons Carphone plc	9,551	$35,930
Fred’s, Inc., Cl. A	4,968	88,083
Marks & Spencer Group plc	14,649	60,877
Next plc	778	36,966
Ollie’s Bargain Outlet Holdings, Inc.[1]	417	13,073
Target Corp.	920	54,068
Tuesday Morning Corp.[1]	419	1,529
		307,365

Specialty Retail—1.0%
Aaron’s, Inc.	546	14,895
Abercrombie & Fitch Co., Cl. A	517	6,183
American Eagle Outfitters, Inc.	1,351	21,413
America’s Car-Mart, Inc.[1]	60	1,911
Asbury Automotive Group, Inc.[1]	154	10,033
Ascena Retail Group, Inc.[1]	51,414	236,504
At Home Group, Inc.[1]	429	6,448
Barnes & Noble Education, Inc.[1]	391	3,754
Barnes & Noble, Inc.	581	5,694
Big 5 Sporting Goods Corp.	182	2,448
Boot Barn Holdings, Inc.[1]	226	2,321
Build-A-Bear Workshop, Inc.[1]	134	1,213
Caleres, Inc.	339	10,126
Camping World Holdings, Inc., Cl. A	620	21,805
Cato Corp. (The), Cl. A	235	5,877
Chico’s FAS, Inc.	1,020	14,770
Children’s Place, Inc. (The)	139	14,081
Citi Trends, Inc.	129	2,150
Conn’s, Inc.[1]	274	2,617
Container Store Group, Inc. (The)[1]	463	1,945
Destination XL Group, Inc.[1]	450	1,350
DSW, Inc., Cl. A	636	13,375
Express, Inc.[1]	587	6,598
Finish Line, Inc. (The), Cl. A	328	5,346
Five Below, Inc.[1]	407	15,690
Francesca’s Holdings Corp.[1]	289	4,904
Genesco, Inc.[1]	152	8,862
GNC Holdings, Inc., Cl. A	630	5,229
Group 1 Automotive, Inc.	153	11,887
Guess?, Inc.	591	7,506
Haverty Furniture Cos., Inc.	169	3,921
Hibbett Sports, Inc.[1]	184	5,428
Home Depot, Inc. (The)	347	50,284
Kingfisher plc	16,709	68,283
Kirkland’s, Inc.[1]	131	1,480
Lithia Motors, Inc., Cl. A	175	16,742
Lowe’s Cos., Inc.	588	43,729
MarineMax, Inc.[1]	162	3,645
Monro Muffler Brake, Inc.	228	13,110

6         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Specialty Retail (Continued)
Office Depot, Inc.	3,970	$16,555
Party City Holdco, Inc.[1]	869	12,557
Pier 1 Imports, Inc.	721	4,852
Rent-A-Center, Inc.	10,975	95,153
Sears Hometown & Outlet Stores, Inc.[1]	216	799
Select Comfort Corp.[1]	369	8,668
Shoe Carnival, Inc.	144	3,649
Sonic Automotive, Inc., Cl. A	325	7,052
Sportsman’s Warehouse Holdings, Inc.[1]	394	1,911
Stage Stores, Inc.	314	732
Stein Mart, Inc.	520	1,872
Tailored Brands, Inc.	434	10,030
Tesco plc[1]	20,413	47,756
Tiffany & Co.	2,406	221,039
Tile Shop Holdings, Inc.[1]	391	6,882
Tilly’s, Inc., Cl. A	207	2,283
Vitamin Shoppe, Inc.[1]	193	4,111
West Marine, Inc.[1]	282	2,592
Winmark Corp.	35	3,971
Zumiez, Inc.[1]	201	4,100
		1,130,121

Textiles, Apparel & Luxury Goods—0.5%
Burberry Group plc	2,756	59,059
Columbia Sportswear Co.	554	30,437
Crocs, Inc.[1]	511	3,398
Culp, Inc.	142	4,828
Deckers Outdoor Corp.[1]	228	12,045
Delta Apparel, Inc.[1]	62	1,086
Fossil Group, Inc.[1]	360	6,808
G-III Apparel Group Ltd.[1]	383	9,855
Iconix Brand Group, Inc.[1]	378	2,914
Kering	612	149,083
LVMH Moet Hennessy Louis Vuitton SE	677	135,966
Movado Group, Inc.	180	4,365
NIKE, Inc., Cl. B	1,057	60,418
Oxford Industries, Inc.	136	7,645
Perry Ellis International, Inc.[1]	164	3,820
Sequential Brands Group, Inc.[1]	467	1,835
Steven Madden Ltd.[1]	455	16,994
Superior Uniform Group, Inc.	123	2,253
Unifi, Inc.[1]	219	5,976
Vera Bradley, Inc.[1]	275	2,876
Vince Holding Corp.[1]	485	849
Wolverine World Wide, Inc.	685	17,241
		539,751

7         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Consumer Staples—3.2%
Beverages—0.4%
Boston Beer Co., Inc. (The), Cl. A1	102	$16,182
Coca-Cola Bottling Co. Consolidated	73	12,561
Coca-Cola Co. (The)	1,338	56,143
Coca-Cola HBC AG1	2,755	66,515
Craft Brew Alliance, Inc.[1]	158	2,323
Diageo plc	2,108	59,354
MGP Ingredients, Inc.	145	6,413
National Beverage Corp.	351	20,502
PepsiCo, Inc.	723	79,805
Pernod Ricard SA	1,564	178,889
Primo Water Corp.[1]	248	3,556
		502,243

Food & Staples Retailing—0.7%
Andersons, Inc. (The)	335	13,249
Carrefour SA	4,800	114,682
Chefs’ Warehouse, Inc. (The)[1]	8,240	115,360
Costco Wholesale Corp.	398	70,518
CVS Health Corp.	774	62,369
Ingles Markets, Inc., Cl. A	155	7,262
J Sainsbury plc	17,811	59,184
Natural Grocers by Vitamin Cottage, Inc.[1]	156	1,883
Performance Food Group Co.[1]	802	18,927
PriceSmart, Inc.	222	19,625
Smart & Final Stores, Inc.[1]	530	7,393
SpartanNash Co.	392	13,681
SUPERVALU, Inc.[1]	2,362	8,928
United Natural Foods, Inc.[1]	391	16,832
Village Super Market, Inc., Cl. A	96	2,843
Walgreens Boots Alliance, Inc.	520	44,918
Wal-Mart Stores, Inc.	1,068	75,753
Weis Markets, Inc.	224	13,440
Wm Morrison Supermarkets plc	20,027	60,311
		727,158

Food Products—1.2%
Admiral Group plc	2,211	50,179
AdvancePierre Foods Holdings, Inc.	614	17,781
Alico, Inc.	62	1,587
Associated British Foods plc	1,477	47,952
B&G Foods, Inc.	485	20,613
Calavo Growers, Inc.	143	8,065
Danone SA	2,612	172,920
Darling Ingredients, Inc.[1]	1,310	17,043
Dean Foods Co.	734	13,388
Farmer Brothers Co.[1]	131	4,280
Fresh Del Monte Produce, Inc.	406	23,495
Freshpet, Inc.[1]	228	2,303

8         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Food Products (Continued)
Inventure Foods, Inc.[1]	20,752	$115,796
J&J Snack Foods Corp.	145	19,401
John B Sanfilippo & Son, Inc.	89	5,465
Kraft Heinz Co. (The)	566	51,795
Lancaster Colony Corp.	296	39,013
Landec Corp.[1]	221	2,785
Lifeway Foods, Inc.[1]	128	1,345
Limoneira Co.	133	2,443
Mead Johnson Nutrition Co., Cl. A	6,056	531,656
Mondelez International, Inc., Cl. A	866	38,035
Omega Protein Corp.	167	4,250
Sanderson Farms, Inc.	174	16,537
Seaboard Corp.	9	32,692
Seneca Foods Corp., Cl. A1	81	3,042
Snyder’s-Lance, Inc.	710	28,102
Tootsie Roll Industries, Inc.	487	19,066
Unilever plc	1,394	66,072
		1,357,101

Household Products—0.3%
Central Garden & Pet Co.[1]	381	12,859
Central Garden & Pet Co., Cl. A1	513	16,390
Colgate-Palmolive Co.	1,083	79,037
HRG Group, Inc.[1]	1,373	25,236
Oil-Dri Corp. of America	76	2,681
Procter & Gamble Co. (The)	915	83,329
Reckitt Benckiser Group plc	720	65,231
WD-40 Co.	116	12,748
		297,511

Personal Products—0.3%
Avon Products, Inc.[1]	2,779	12,227
elf Beauty, Inc.[1]	388	10,748
Inter Parfums, Inc.	221	7,647
L’Oreal SA	928	172,664
Medifast, Inc.	87	3,901
Nature’s Sunshine Products, Inc.	221	2,519
Nutraceutical International Corp.	71	2,393
Peugeot SA1	6,211	118,285
Revlon, Inc., Cl. A1	341	11,458
Synutra International, Inc.[1]	387	2,225
USANA Health Sciences, Inc.[1]	177	10,275
		354,342

Tobacco—0.3%
Alliance One International, Inc.[1]	112	1,607
Altria Group, Inc.	970	72,673
British American Tobacco plc	978	61,668
Imperial Brands plc	1,386	65,329

9         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Tobacco (Continued)
Philip Morris International, Inc.	744	$81,356
Universal Corp.	158	10,697
Vector Group Ltd.	944	21,504
		314,834

Energy—1.8%
Energy Equipment & Services—0.6%
Archrock, Inc.	4,677	63,841
Atwood Oceanics, Inc.[1]	518	5,444
Bristow Group, Inc.	301	4,729
CARBO Ceramics, Inc.[1]	147	1,886
Dawson Geophysical Co.[1]	162	1,251
Era Group, Inc.[1]	168	2,315
Exterran Corp.[1]	202	6,149
Fairmount Santrol Holdings, Inc.[1]	1,337	12,675
Forum Energy Technologies, Inc.[1]	685	14,864
Geospace Technologies Corp.[1]	86	1,420
Halliburton Co.	1,041	55,652
Helix Energy Solutions Group, Inc.[1]	927	7,657
Hornbeck Offshore Services, Inc.[1]	268	1,203
Independence Contract Drilling, Inc.[1]	294	1,749
Matrix Service Co.[1]	269	4,358
McDermott International, Inc.[1]	1,629	11,989
Natural Gas Services Group, Inc.[1]	143	3,725
Newpark Resources, Inc.[1]	622	4,789
Oil States International, Inc.[1]	375	13,800
Parker Drilling Co.[1]	943	1,792
Pearson plc	6,252	52,285
PHI, Inc.[1]	179	2,594
Pioneer Energy Services Corp.[1]	709	3,722
RigNet, Inc.[1]	155	2,736
Schlumberger Ltd.	710	57,056
SEACOR Holdings, Inc.[1]	124	8,537
Smart Sand, Inc.[1]	156	2,679
TechnipFMC plc[1]	6,822	220,033
Tesco Corp.[1]	329	2,747
TETRA Technologies, Inc.[1]	673	3,022
Tidewater, Inc.[1]	540	734
U.S. Silica Holdings, Inc.	501	25,336
Unit Corp.[1]	394	10,693
Vantage Drilling International[1]	447	73,084
Willbros Group, Inc.[1]	495	1,485
		688,031

Oil, Gas & Consumable Fuels—1.2%
Abraxas Petroleum Corp.[1]	1,040	2,205
Adams Resources & Energy, Inc.	32	1,296
Alon USA Energy, Inc.	534	6,493
Arch Coal, Inc., Cl. A1	116	8,336

10         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Ardmore Shipping Corp.	250	$1,713
Bill Barrett Corp.[1]	475	2,617
BP plc	10,791	60,841
California Resources Corp.[1]	303	5,415
Callon Petroleum Co.[1]	1,198	15,119
Carrizo Oil & Gas, Inc.[1]	462	15,038
Chevron Corp.	533	59,962
Clayton Williams Energy, Inc.[1]	106	14,347
Clean Energy Fuels Corp.[1]	1,096	2,685
Cobalt International Energy, Inc.[1]	3,775	2,680
ConocoPhillips	778	37,009
Contango Oil & Gas Co.[1]	213	1,580
CVR Energy, Inc.	734	16,823
Delek US Holdings, Inc.	492	11,842
Denbury Resources, Inc.[1]	3,235	8,767
DHT Holdings, Inc.	610	2,824
Dorian LPG Ltd.[1]	295	2,779
Eclipse Resources Corp.[1]	2,092	4,519
Erin Energy Corp.[1]	1,370	4,589
Evolution Petroleum Corp.	380	3,325
EXCO Resources, Inc.[1]	2,728	1,519
Exxon Mobil Corp.	568	46,190
GasLog Ltd.	574	8,868
Gener8 Maritime, Inc.[1]	543	2,650
Green Plains, Inc.	351	8,793
Halcon Resources Corp.[1]	5,361	43,424
International Seaways, Inc.[1]	174	3,263
Kinder Morgan, Inc.	1,701	36,248
Matador Resources Co.[1]	675	16,247
Navios Maritime Acquisition Corp.	1,019	1,875
Northern Oil & Gas, Inc.[1]	356	1,068
Oasis Petroleum, Inc.[1]	1,435	20,320
Occidental Petroleum Corp.	875	57,356
Overseas Shipholding Group, Inc., Cl. A	405	2,025
Pacific Ethanol, Inc.[1]	8,169	64,127
Panhandle Oil & Gas, Inc.	131	2,581
Par Pacific Holdings, Inc.[1]	337	4,920
PDC Energy, Inc.[1]	408	27,577
Renault SA	1,130	100,304
Renewable Energy Group, Inc.[1]	318	2,830
REX American Resources Corp.[1]	58	4,827
Ring Energy, Inc.[1]	305	3,770
Royal Dutch Shell plc, Cl. A	2,148	55,453
Royal Dutch Shell plc, Cl. B	2,066	55,951
RSP Permian, Inc.[1]	788	31,118
Sanchez Energy Corp.[1]	332	3,818
SandRidge Energy, Inc.[1]	1,128	21,150
Schroders plc	1,251	47,732
Scorpio Tankers, Inc.	1,528	5,883

11         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
SemGroup Corp., Cl. A	514	$18,067
Synergy Resources Corp.[1]	1,535	12,541
Teekay Corp.	501	4,920
Teekay Tankers Ltd., Cl. A	1,067	2,497
TOTAL SA	2,286	114,165
Western Refining, Inc.	867	31,663
Westmoreland Coal Co.[1]	6,794	98,105
		1,256,649

Financials—8.3%
Capital Markets—1.0%
3i Group plc	4,296	36,699
Arlington Asset Investment Corp., Cl. A	169	2,491
Associated Capital Group, Inc.	175	6,527
AXA SA	3,619	85,472
B. Riley Financial, Inc.	138	2,125
Bank of New York Mellon Corp. (The)	1,103	51,995
BGC Partners, Inc., Cl. A	1,901	21,443
BlackRock, Inc., Cl. A	104	40,296
Cohen & Steers, Inc.	327	12,298
Cowen Group, Inc., Cl. A1	205	2,931
Diamond Hill Investment Group, Inc.	36	7,219
Evercore Partners, Inc., Cl. A	255	20,285
FBR & Co.	46	835
Financial Engines, Inc.	437	19,359
Fortress Investment Group LLC, Cl. A4	66,712	532,362
GAIN Capital Holdings, Inc.	315	2,470
GAMCO Investors, Inc., Cl. A	231	6,881
Goldman Sachs Group, Inc. (The)	158	39,193
Greenhill & Co., Inc.	203	5,999
Hennessy Advisors, Inc.	43	1,148
Houlihan Lokey, Inc., Cl. A	669	21,067
INTL. FCStone, Inc.[1]	146	5,511
Investment Technology Group, Inc.	236	4,725
Janus Capital Group, Inc.	1,434	18,154
KCG Holdings, Inc., Cl. A1	471	6,523
Ladenburg Thalmann Financial Services, Inc.[1]	1,441	3,199
Manning & Napier, Inc., Cl. A	121	756
Medley Management, Inc., Cl. A	45	421
Moelis & Co., Cl. A	204	7,507
Morgan Stanley	857	39,139
OM Asset Management plc	1,238	18,459
Oppenheimer Holdings, Inc., Cl. A	146	2,424
Piper Jaffray Cos.	93	6,580
PJT Partners, Inc., Cl. A	175	6,477
Pzena Investment Management, Inc., Cl. A	135	1,355
Safeguard Scientifics, Inc.[1]	167	2,113
Silvercrest Asset Management Group, Inc., Cl. A	76	1,015
Stifel Financial Corp.[1]	486	26,225

12         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Capital Markets (Continued)
Virtu Financial, Inc., Cl. A	265	$4,598
Virtus Investment Partners, Inc.	47	5,154
Waddell & Reed Financial, Inc., Cl. A	664	12,775
Westwood Holdings Group, Inc.	70	3,980
WisdomTree Investments, Inc.	1,091	9,939
		1,106,124
Commercial Banks—2.5%
1st Source Corp.	303	14,153
Allegiance Bancshares, Inc.[1]	107	3,948
American National Bankshares, Inc.	62	2,266
Ameris Bancorp	250	12,075
Ames National Corp.	70	2,254
Arrow Financial Corp.	114	3,979
Atlantic Capital Bancshares, Inc.[1]	185	3,330
BancFirst Corp.	115	10,965
Banco Latinoamericano de Comercio Exterior SA, Cl. E	291	8,186
Bancorp, Inc. (The)[1]	537	2,782
BancorpSouth, Inc.	725	22,475
Bank of America Corp.	1,661	40,993
Bank of Marin Bancorp	47	3,219
Bank of NT Butterfield & Son Ltd. (The)	375	12,225
Bank of the Ozarks, Inc.	860	47,068
Banner Corp.	244	14,181
Bar Harbor Bankshares	49	2,088
Barclays plc	16,888	47,400
Berkshire Hills Bancorp, Inc.	372	13,150
Blue Hills Bancorp, Inc.	195	3,578
BNC Bancorp	349	12,547
BNP Paribas SA	1,287	75,244
Boston Private Financial Holdings, Inc.	621	10,681
Bridge Bancorp, Inc.	148	5,276
Brookline Bancorp, Inc.	547	8,670
Bryn Mawr Bank Corp.	132	5,419
California First National Bancorp	74	1,165
Camden National Corp.	123	5,223
Capital Bank Financial Corp., Cl. A	381	15,545
Capital City Bank Group, Inc.	167	3,412
Cardinal Financial Corp.	345	10,778
Carolina Financial Corp.	95	2,852
Cascade Bancorp[1]	778	6,418
Cathay General Bancorp	615	24,157
CenterState Banks, Inc.	498	12,306
Central Pacific Financial Corp.	309	9,758
Central Valley Community Bancorp	89	1,828
Century Bancorp, Inc., Cl. A	34	2,152
Chemical Financial Corp.	572	30,470
Citigroup, Inc.	583	34,869
Citizens & Northern Corp.	99	2,324

13         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
City Holding Co.	116	$7,598
CNB Financial Corp.	122	2,932
CoBiz Financial, Inc.	296	5,047
Columbia Banking System, Inc.	482	19,227
Community Bank System, Inc.	348	20,675
Community Trust Bancorp, Inc.	140	6,426
ConnectOne Bancorp, Inc.	248	6,225
County Bancorp, Inc.	48	1,294
Credit Agricole SA	9,015	108,506
CU Bancorp[1]	175	6,877
Customers Bancorp, Inc.[1]	233	7,999
CVB Financial Corp.	815	19,356
Eagle Bancorp, Inc.[1]	339	21,103
Enterprise Bancorp, Inc.	95	3,148
Enterprise Financial Services Corp.	207	9,098
Farmers Capital Bank Corp.	63	2,448
Farmers National Banc Corp.	225	3,105
FB Financial Corp.[1]	181	5,747
FCB Financial Holdings, Inc., Cl. A1	307	14,920
Fidelity Southern Corp.	197	4,643
Financial Institutions, Inc.	151	5,164
First BanCorp (Puerto Rico)[1]	2,142	13,666
First Bancorp (Southern Pines NC)	143	4,297
First Bancorp, Inc. (Maine)	98	2,657
First Busey Corp.	298	9,214
First Business Financial Services, Inc.	63	1,589
First Citizens BancShares, Inc., Cl. A	86	30,641
First Commonwealth Financial Corp.	661	9,208
First Community Bancshares, Inc.	130	3,513
First Connecticut Bancorp, Inc.	159	3,840
First Financial Bancorp	641	17,788
First Financial Bankshares, Inc.	518	22,792
First Financial Corp.	133	6,178
First Financial Northwest, Inc.	104	2,116
First Foundation, Inc.[1]	321	5,264
First Internet Bancorp	49	1,507
First Interstate BancSystem, Inc., Cl. A	344	15,084
First Merchants Corp.	402	16,128
First Mid-Illinois Bancshares, Inc.	135	4,466
First Midwest Bancorp, Inc.	625	15,269
First NBC Bank Holding Co.[1]	260	1,157
First Northwest Bancorp[1]	128	1,976
First of Long Island Corp. (The)	250	6,875
Flushing Financial Corp.	229	6,398
FNB Corp.	1,675	26,080
Franklin Financial Network, Inc.[1]	105	4,137
Fulton Financial Corp.	1,330	25,436
German American Bancorp, Inc.	124	5,884
Glacier Bancorp, Inc.	577	21,303

14         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Commercial Banks (Continued)
Great Southern Bancorp, Inc.	153	$7,658
Great Western Bancorp, Inc.	443	18,934
Green Bancorp, Inc.[1]	242	4,126
Guaranty Bancorp	284	7,029
Hancock Holding Co.	586	27,806
Hanmi Financial Corp.	252	8,417
HarborOne Bancorp, Inc.[1]	247	4,876
Heartland Financial USA, Inc.	268	13,279
Heritage Commerce Corp.	391	5,552
Heritage Financial Corp.	303	7,575
Heritage Oaks Bancorp	313	4,307
Hilltop Holdings, Inc.	793	22,505
Home BancShares, Inc.	1,071	30,138
HomeTrust Bancshares, Inc.[1]	189	4,536
Hope Bancorp, Inc.	1,046	22,384
Horizon Bancorp	243	6,303
HSBC Holdings plc	5,436	43,641
IBERIABANK Corp.	457	38,731
Independent Bank Corp.	220	4,708
Independent Bank Corp. (Rockland MA)	226	14,690
Independent Bank Group, Inc.	140	8,862
International Bancshares Corp.	537	20,433
Investors Bancorp, Inc.	2,225	32,552
JPMorgan Chase & Co.	564	51,110
Lakeland Bancorp, Inc.	367	7,230
Lakeland Financial Corp.	197	8,942
LegacyTexas Financial Group, Inc.	369	15,716
Live Oak Bancshares, Inc.	229	5,256
Lloyds Banking Group plc	73,534	62,698
Macatawa Bank Corp.	256	2,591
MainSource Financial Group, Inc.	186	6,370
MB Financial, Inc.	657	29,578
MBT Financial Corp.	177	1,876
Mercantile Bank Corp.	192	6,420
Merchants Bancshares, Inc.	73	3,756
Middleburg Financial Corp.	54	1,928
Midland States Bancorp, Inc.	166	5,837
MidWestOne Financial Group, Inc.	90	3,282
MutualFirst Financial, Inc.	78	2,469
National Bank Holdings Corp., Cl. A	192	6,334
National Bankshares, Inc.	51	1,933
National Commerce Corp.[1]	80	2,996
NBT Bancorp, Inc.	328	13,245
Nicolet Bankshares, Inc.[1]	62	3,022
Northrim BanCorp, Inc.	57	1,662
OFG Bancorp	321	4,141
Old Line Bancshares, Inc.	98	2,749
Old National Bancorp	1,022	18,754
Old Second Bancorp, Inc.	303	3,318

15         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Opus Bank	374	$8,078
Orrstown Financial Services, Inc.	63	1,377
Pacific Continental Corp.	200	5,030
Pacific Mercantile Bancorp[1]	174	1,279
Pacific Premier Bancorp, Inc.[1]	185	7,400
Paragon Commercial Corp.[1]	39	1,949
Park National Corp.	136	14,613
Park Sterling Corp.	491	5,823
Peapack Gladstone Financial Corp.	173	5,422
Penns Woods Bancorp, Inc.	40	1,902
Peoples Bancorp, Inc.	141	4,585
People’s Utah Bancorp	140	3,724
Pinnacle Financial Partners, Inc.	355	24,637
Preferred Bank (Los Angeles CA)	100	5,614
Premier Financial Bancorp, Inc.	86	1,581
PrivateBancorp, Inc.	793	44,884
Prosperity Bancshares, Inc.	508	37,866
QCR Holdings, Inc.	135	5,859
Renasant Corp.	348	14,282
Republic Bancorp, Inc., Cl. A	236	8,161
Republic First Bancorp, Inc.[1]	310	2,480
Royal Bank of Scotland Group plc[1]	14,741	43,536
S&T Bancorp, Inc.	268	9,538
Sandy Spring Bancorp, Inc.	234	10,076
Seacoast Banking Corp. of Florida[1]	386	8,967
ServisFirst Bancshares, Inc.	364	15,131
Shore Bancshares, Inc.	120	2,084
Sierra Bancorp	137	3,924
Simmons First National Corp., Cl. A	239	13,742
Societe Generale SA	1,649	73,291
South State Corp.	237	21,211
Southern First Bancshares, Inc.[1]	49	1,641
Southern National Bancorp of Virginia, Inc.	125	2,125
Southside Bancshares, Inc.	214	7,539
Southwest Bancorp, Inc.	145	3,864
Standard Chartered plc[1]	4,602	41,249
State Bank Financial Corp.	395	10,716
Sterling Bancorp	982	24,304
Stock Yards Bancorp, Inc.	175	7,735
Stonegate Bank	97	4,498
Suffolk Bancorp	91	3,871
Sun Bancorp, Inc.	146	3,774
Texas Capital Bancshares, Inc.[1]	345	30,757
Tompkins Financial Corp.	116	10,408
Towne Bank (Portsmouth VA)	477	15,526
TriCo Bancshares	157	5,704
TriState Capital Holdings, Inc.[1]	283	6,665
Triumph Bancorp, Inc.[1]	175	4,707
Trustmark Corp.	530	17,511

16         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Commercial Banks (Continued)
UMB Financial Corp.	366	$28,848
Umpqua Holdings Corp.	1,671	31,432
Union Bankshares Corp.	425	15,411
United Bankshares, Inc.	619	27,700
United Community Banks, Inc.	748	21,610
Univest Corp. of Pennsylvania	216	6,016
US Bancorp	1,009	55,495
Valley National Bancorp	1,875	23,194
Veritex Holdings, Inc.[1]	78	2,235
Washington Trust Bancorp, Inc.	131	7,100
WashingtonFirst Bankshares, Inc.	134	3,681
Webster Financial Corp.	702	38,561
Wells Fargo & Co.	701	40,574
WesBanco, Inc.	337	13,601
West Bancorporation, Inc.	175	3,876
Westamerica Bancorporation	213	12,322
Wintrust Financial Corp.	389	28,669
Xenith Bankshares, Inc.[1]	185	4,927
Yadkin Financial Corp.	555	18,626
		2,744,183
Consumer Finance—0.2%
American Express Co.	625	50,037
Capital One Financial Corp.	475	44,583
Encore Capital Group, Inc.[1]	175	5,828
Enova International, Inc.[1]	219	3,143
EZCORP, Inc., Cl. A1	431	3,793
FirstCash, Inc.	395	17,518
Green Dot Corp., Cl. A1	327	9,584
LendingClub Corp.[1]	2,481	13,249
Nelnet, Inc., Cl. A	439	19,663
PRA Group, Inc.[1]	337	13,750
Regional Management Corp.[1]	89	1,868
World Acceptance Corp.[1]	85	4,457
		187,473
Diversified Financial Services—0.1%
Berkshire Hathaway, Inc., Cl. B1	295	50,569
FNFV Group[1]	2,639	32,855
Marlin Business Services Corp.	115	2,737
NewStar Financial, Inc.	360	3,586
On Deck Capital, Inc.[1]	486	2,595
PICO Holdings, Inc.[1]	181	2,480
Tiptree, Inc.	197	1,251
		96,073
Insurance—1.3%
Allstate Corp. (The)	1,192	97,935
Ambac Financial Group, Inc.[1]	359	7,934

17         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
American Equity Investment Life Holding Co.	621	$16,711
American International Group, Inc.	682	43,593
AMERISAFE, Inc.	141	9,066
Argo Group International Holdings Ltd.	229	15,332
Atlas Financial Holdings, Inc.[1]	94	1,269
Aviva plc	7,133	44,111
Baldwin & Lyons, Inc., Cl. B	159	3,784
Blue Capital Reinsurance Holdings Ltd.	85	1,675
CNO Financial Group, Inc.	1,300	27,183
Crawford & Co., Cl. B	427	4,620
Direct Line Insurance Group plc	10,070	42,949
Donegal Group, Inc., Cl. A	279	4,634
eHealth, Inc.[1]	118	1,293
EMC Insurance Group, Inc.	217	6,033
Employers Holdings, Inc.	349	13,122
Endurance Specialty Holdings Ltd.	3,743	347,837
Enstar Group Ltd.[1]	146	28,288
FBL Financial Group, Inc., Cl. A	206	14,080
Federated National Holding Co.	104	2,081
Genworth Financial, Inc., Cl. A1	5,655	23,129
Global Indemnity Ltd.[1]	126	5,000
Greenlight Capital Re Ltd., Cl. A1	279	6,222
Hallmark Financial Services, Inc.[1]	198	2,182
HCI Group, Inc.	68	3,352
Heritage Insurance Holdings, Inc.	237	3,498
Horace Mann Educators Corp.	308	12,905
Independence Holding Co.	124	2,251
Infinity Property & Casualty Corp.	83	7,823
Investors Title Co.	18	2,479
James River Group Holdings Ltd.	306	13,164
Kemper Corp.	388	16,471
Kinsale Capital Group, Inc.	243	7,132
Legal & General Group plc	19,132	58,986
Maiden Holdings Ltd.	626	9,672
MBIA, Inc.[1]	1,053	10,867
MetLife, Inc.	751	39,382
National General Holdings Corp.	801	19,496
National Western Life Group, Inc., Cl. A	28	8,900
Navigators Group, Inc. (The)	226	12,441
Old Mutual plc	10,360	28,114
OneBeacon Insurance Group Ltd., Cl. A	690	11,261
Primerica, Inc.	312	25,194
Provident Financial plc	1,575	57,097
Prudential plc	2,410	48,112
RLI Corp.	345	20,165
RSA Insurance Group plc	7,932	58,996
Safety Insurance Group, Inc.	156	11,076
Selective Insurance Group, Inc.	442	19,581
St James’s Place plc	3,252	42,604

18         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Insurance (Continued)
Standard Life plc	8,276	$37,894
State Auto Financial Corp.	327	8,773
State National Cos., Inc.	426	5,951
Stewart Information Services Corp.	182	8,083
Third Point Reinsurance Ltd.[1]	789	9,784
United Fire Group, Inc.	195	8,233
United Insurance Holdings Corp.	177	2,995
Universal Insurance Holdings, Inc.	281	7,573
WMIH Corp.[1]	1,527	2,061
		1,412,429
Real Estate Investment Trusts (REITs)—2.6%
Acadia Realty Trust	614	19,666
AG Mortgage Investment Trust, Inc.	200	3,572
Agree Realty Corp.	173	8,586
Alexander’s, Inc.	52	22,732
Altisource Residential Corp.	362	4,858
American Assets Trust, Inc.	339	14,916
Anworth Mortgage Asset Corp.	714	3,884
Apollo Commercial Real Estate Finance, Inc.	571	10,501
Ares Commercial Real Estate Corp.	291	3,934
Armada Hoffler Properties, Inc.	268	3,739
ARMOUR Residential REIT, Inc.	280	6,297
Ashford Hospitality Prime, Inc.	261	3,406
Ashford Hospitality Trust, Inc.	726	4,770
Ashtead Group plc	2,486	51,108
Bluerock Residential Growth REIT, Inc., Cl. A	152	1,897
British Land Co. plc (The)	5,198	39,876
Capstead Mortgage Corp.	678	7,173
CareTrust REIT, Inc.	432	6,817
CatchMark Timber Trust, Inc., Cl. A	426	4,601
CBL & Associates Properties, Inc.	1,339	13,430
Cedar Realty Trust, Inc.	686	4,027
Chatham Lodging Trust	290	5,809
Chesapeake Lodging Trust	449	10,848
City Office REIT, Inc.	255	3,323
Colony Starwood Homes	688	22,635
Community Healthcare Trust, Inc.	103	2,450
CorEnergy Infrastructure Trust, Inc.	85	3,034
CoreSite Realty Corp.	231	20,806
Cousins Properties, Inc.	1,557	13,312
CYS Investments, Inc.	1,144	9,175
DiamondRock Hospitality Co.	1,520	16,522
DuPont Fabros Technology, Inc.	517	26,620
Dynex Capital, Inc.	371	2,545
Easterly Government Properties, Inc.	264	5,457
EastGroup Properties, Inc.	254	18,882
Education Realty Trust, Inc.	568	23,941
Farmland Partners, Inc.	102	1,165

19         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
FelCor Lodging Trust, Inc.	1,060	$7,685
First Industrial Realty Trust, Inc.	938	25,232
First Potomac Realty Trust	461	4,605
Four Corners Property Trust, Inc.	417	9,249
Franklin Street Properties Corp.	806	9,986
GEO Group, Inc. (The)	480	22,853
Getty Realty Corp.	248	6,545
Gladstone Commercial Corp.	186	3,871
Global Medical REIT, Inc.	131	1,100
Global Net Lease, Inc.	1,272	10,430
Government Properties Income Trust	521	10,738
Gramercy Property Trust	1,088	30,420
Great Ajax Corp.	137	1,800
Hammerson plc	7,484	54,612
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	323	6,392
Healthcare Realty Trust, Inc.	860	27,486
Hersha Hospitality Trust, Cl. A	333	6,497
Hudson Pacific Properties, Inc.	863	31,569
Independence Realty Trust, Inc.	340	3,125
InfraREIT, Inc.	476	7,925
Invesco Mortgage Capital, Inc.	827	12,860
Investors Real Estate Trust	997	6,480
iStar, Inc.[1]	580	6,983
Kite Realty Group Trust	604	13,681
Klepierre	4,797	178,054
Ladder Capital Corp., Cl. A	661	9,538
Land Securities Group plc	3,337	44,059
LaSalle Hotel Properties	845	24,420
Lexington Realty Trust	1,767	19,720
LTC Properties, Inc.	292	14,086
Mack-Cali Realty Corp.	687	20,026
Medical Properties Trust, Inc.	2,211	29,672
Milestone Apartments Real Estate Investment Trust	25,576	417,088
Monmouth Real Estate Investment Corp.	532	7,767
Monogram Residential Trust, Inc.	1,313	13,511
MTGE Investment Corp.	335	5,544
National Health Investors, Inc.	295	22,337
National Storage Affiliates Trust	264	6,394
New Residential Investment Corp.	2,606	43,963
New Senior Investment Group, Inc.	594	6,296
New York Mortgage Trust, Inc.	835	5,286
NexPoint Residential Trust, Inc.	152	3,625
NorthStar Realty Europe Corp.	449	5,451
One Liberty Properties, Inc.	185	4,545
Owens Realty Mortgage, Inc.	83	1,386
Parkway, Inc.[1]	380	7,972
Pebblebrook Hotel Trust	529	15,209
Pennsylvania Real Estate Investment Trust	545	8,992
PennyMac Mortgage Investment Trust	479	8,076

20         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Physicians Realty Trust	1,018	$20,279
Potlatch Corp.	303	13,408
Preferred Apartment Communities, Inc., Cl. A	201	2,746
PS Business Parks, Inc.	209	24,288
QTS Realty Trust, Inc., Cl. A	349	18,357
RAIT Financial Trust	662	2,224
Ramco-Gershenson Properties Trust	598	9,365
Redwood Trust, Inc.	557	9,118
Resource Capital Corp.	233	1,957
Retail Opportunity Investments Corp.	805	17,710
Rexford Industrial Realty, Inc.	499	11,467
RLJ Lodging Trust	970	22,077
Ryman Hospitality Properties, Inc.	385	24,821
Sabra Health Care REIT, Inc.	464	12,621
Saul Centers, Inc.	168	10,759
Select Income REIT	667	17,342
Silver Bay Realty Trust Corp.	25,954	558,790
Simon Property Group, Inc.	336	61,958
STAG Industrial, Inc.	553	14,284
Summit Hotel Properties, Inc.	885	13,620
Sunstone Hotel Investors, Inc.	1,659	24,470
Terreno Realty Corp.	360	9,972
Tier REIT, Inc.	335	6,057
UMH Properties, Inc.	215	3,193
Unibail-Rodamco SE	656	149,766
Universal Health Realty Income Trust	106	6,803
Urban Edge Properties	725	20,104
Urstadt Biddle Properties, Inc., Cl. A	409	9,113
Washington Prime Group, Inc.	1,480	13,720
Washington Real Estate Investment Trust	573	18,743
Western Asset Mortgage Capital Corp.	309	3,214
Whitestone REIT, Cl. B	223	3,158
Worldpay Group plc[2]	16,614	55,985
Xenia Hotels & Resorts, Inc.	840	14,759
		2,877,703
Real Estate Management & Development—0.1%
Alexander & Baldwin, Inc.	365	16,363
Altisource Portfolio Solutions SA1	130	3,124
Barratt Developments plc	7,570	48,079
Consolidated-Tomoka Land Co.	41	2,260
Forestar Group, Inc.[1]	254	3,378
FRP Holdings, Inc.[1]	71	2,670
HFF, Inc., Cl. A	287	8,510
Kennedy-Wilson Holdings, Inc.	840	18,522
Marcus & Millichap, Inc.[1]	289	7,904
Persimmon plc	1,667	42,660
RE/MAX Holdings, Inc., Cl. A	130	7,475
RMR Group, Inc. (The), Cl. A	133	6,969

21         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development (Continued)
St Joe Co. (The)[1]	620	$10,261
Stratus Properties, Inc.[1]	64	1,910
Tejon Ranch Co.[1]	165	3,803
Trinity Place Holdings, Inc.[1]	217	1,858
		185,746
Thrifts & Mortgage Finance—0.5%
Astoria Financial Corp.	11,314	209,196
Bank Mutual Corp.	453	4,394
BankFinancial Corp.	212	3,152
Beneficial Bancorp, Inc.	582	9,487
BofI Holding, Inc.[1]	453	14,288
BSB Bancorp, Inc.[1]	70	1,949
Capitol Federal Financial, Inc.	1,087	16,403
Charter Financial Corp.	146	2,854
Clifton Bancorp, Inc.	186	2,989
Dime Community Bancshares, Inc.	260	5,590
ESSA Bancorp, Inc.	114	1,801
Essent Group Ltd.[1]	645	22,452
EverBank Financial Corp.	941	18,293
Federal Agricultural Mortgage Corp., Cl. C	80	4,606
First Defiance Financial Corp.	70	3,440
Flagstar Bancorp, Inc.[1]	439	12,468
Hingham Institution for Savings	16	3,001
HomeStreet, Inc.[1]	239	6,525
Kearny Financial Corp.	673	10,331
LendingTree, Inc.[1]	79	9,354
Meridian Bancorp, Inc.	538	10,249
Meta Financial Group, Inc.	109	9,330
MGIC Investment Corp.[1]	2,411	25,677
Nationstar Mortgage Holdings, Inc.[1]	718	13,039
NMI Holdings, Inc., Cl. A1	584	6,482
Northfield Bancorp, Inc.	397	7,448
Northwest Bancshares, Inc.	795	14,421
OceanFirst Financial Corp.	251	7,327
Ocwen Financial Corp.[1]	938	4,137
Oritani Financial Corp.	367	6,312
PennyMac Financial Services, Inc., Cl. A1	220	3,927
PHH Corp.[1]	558	7,042
Provident Financial Holdings, Inc.	86	1,605
Provident Financial Services, Inc.	523	13,886
Radian Group, Inc.	1,551	28,864
SI Financial Group, Inc.	125	1,838
Southern Missouri Bancorp, Inc.	78	2,732
Territorial Bancorp, Inc.	102	3,286
TrustCo Bank Corp. (New York)	999	8,342
United Community Financial Corp.	490	4,219
United Financial Bancorp, Inc.	376	6,715
Walker & Dunlop, Inc.[1]	216	8,780

22         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Thrifts & Mortgage Finance (Continued)
Washington Federal, Inc.	691	$23,390
Waterstone Financial, Inc.	299	5,546
Western New England Bancorp, Inc.	177	1,779
WSFS Financial Corp.	238	10,853
		599,799
Health Care—5.3%
Biotechnology—1.5%
AbbVie, Inc.	671	41,495
Acceleron Pharma, Inc.[1]	293	7,829
Achillion Pharmaceuticals, Inc.[1]	1,001	4,014
Acorda Therapeutics, Inc.[1]	313	8,279
Adamas Pharmaceuticals, Inc.[1]	173	3,201
Adverum Biotechnologies, Inc.[1]	309	819
Aevi Genomic Medicine, Inc.[1]	299	1,402
Agenus, Inc.[1]	664	2,815
Aimmune Therapeutics, Inc.[1]	350	7,095
Akebia Therapeutics, Inc.[1]	294	2,946
Alder Biopharmaceuticals, Inc.[1]	376	8,592
AMAG Pharmaceuticals, Inc.[1]	365	8,194
Amgen, Inc.	286	50,488
Amicus Therapeutics, Inc.[1]	951	6,172
Anavex Life Sciences Corp.[1]	232	1,332
Anthera Pharmaceuticals, Inc.[1]	372	253
Applied Genetic Technologies Corp.[1]	172	1,333
Aptevo Therapeutics, Inc.[1]	184	368
Ardelyx, Inc.[1]	414	5,630
Arena Pharmaceuticals, Inc.[1]	1,660	2,623
Array BioPharma, Inc.[1]	881	10,132
Atara Biotherapeutics, Inc.[1]	225	3,476
Audentes Therapeutics, Inc.[1]	180	2,792
Avexis, Inc.[1]	175	10,731
Axovant Sciences Ltd.[1]	744	9,456
Bellicum Pharmaceuticals, Inc.[1]	204	2,515
BioCryst Pharmaceuticals, Inc.[1]	548	3,420
Biogen, Inc.[1]	125	36,075
BioSpecifics Technologies Corp.[1]	57	3,014
Bioverativ, Inc.[1]	62	3,229
Bluebird Bio, Inc.[1]	228	19,984
Blueprint Medicines Corp.[1]	166	5,840
Celgene Corp.[1]	339	41,870
Celldex Therapeutics, Inc.[1]	813	2,878
Cellular Biomedicine Group, Inc.[1]	111	1,421
Chelsea Therapeutics, Inc.[1,3]	40,295	—
ChemoCentryx, Inc.[1]	360	2,383
Chimerix, Inc.[1]	290	1,647
Clovis Oncology, Inc.[1]	196	11,331
Coherus Biosciences, Inc.[1]	326	7,694
CoLucid Pharmaceuticals, Inc.[1]	11,943	555,648

23         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Concert Pharmaceuticals, Inc.[1]	259	$2,409
Corvus Pharmaceuticals, Inc.[1]	157	2,258
Curis, Inc.[1]	1,111	2,566
Cytokinetics, Inc.[1]	348	3,689
CytomX Therapeutics, Inc.[1]	255	3,188
Dimension Therapeutics, Inc.[1]	413	702
Dyax Corp.[1,3]	10,393	104
Edge Therapeutics, Inc.[1]	278	2,716
Emergent BioSolutions, Inc.[1]	325	10,199
Enanta Pharmaceuticals, Inc.[1]	142	4,092
Epizyme, Inc.[1]	494	7,015
Esperion Therapeutics, Inc.[1]	172	4,501
Exact Sciences Corp.[1]	565	12,159
Exelixis, Inc.[1]	1,742	37,505
FibroGen, Inc.[1]	441	11,025
Five Prime Therapeutics, Inc.[1]	230	10,550
Flexion Therapeutics, Inc.[1]	200	4,010
Foundation Medicine, Inc.[1]	234	5,803
Genomic Health, Inc.[1]	265	8,000
Gilead Sciences, Inc.	633	44,614
Global Blood Therapeutics, Inc.[1]	242	6,740
GlycoMimetics, Inc.[1]	183	1,118
Halozyme Therapeutics, Inc.[1]	819	10,500
Heron Therapeutics, Inc.[1]	292	4,176
Ignyta, Inc.[1]	333	2,930
Immune Design Corp.[1]	183	933
Immunomedics, Inc.[1]	31,189	155,945
Infinity Pharmaceuticals, Inc.[1]	239	664
Insmed, Inc.[1]	410	6,531
Invitae Corp.[1]	228	2,351
Ironwood Pharmaceuticals, Inc., Cl. A1	1,146	19,356
Karyopharm Therapeutics, Inc.[1]	267	2,769
La Jolla Pharmaceutical Co.[1]	122	4,088
Lexicon Pharmaceuticals, Inc.[1]	743	11,925
Ligand Pharmaceuticals, Inc.[1]	148	15,485
Lion Biotechnologies, Inc.[1]	439	3,358
Loxo Oncology, Inc.[1]	131	5,822
MacroGenics, Inc.[1]	285	6,025
MiMedx Group, Inc.[1]	888	7,610
Minerva Neurosciences, Inc.[1]	285	2,494
Mirati Therapeutics, Inc.[1]	137	760
Momenta Pharmaceuticals, Inc.[1]	418	6,458
Myovant Sciences Ltd.[1]	518	5,646
Myriad Genetics, Inc.[1]	521	10,123
Natera, Inc.[1]	506	4,837
NewLink Genetics Corp.[1]	182	2,859
OncoMed Pharmaceuticals, Inc.[1]	256	2,601
Ophthotech Corp.[1]	268	959
Otonomy, Inc.[1]	242	3,594

24         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Biotechnology (Continued)
OvaScience, Inc.[1]	255	$377
PDL BioPharma, Inc.	1,180	2,525
Pfenex, Inc.[1]	267	1,930
PharmAthene, Inc.	515	464
Portola Pharmaceuticals, Inc.[1]	344	11,930
Progenics Pharmaceuticals, Inc.[1]	502	5,642
Protagonist Therapeutics, Inc.[1]	151	2,093
Proteostasis Therapeutics, Inc.[1]	153	2,226
Prothena Corp. plc[1]	256	15,014
PTC Therapeutics, Inc.[1]	210	2,862
Puma Biotechnology, Inc.[1]	228	8,368
Ra Pharmaceuticals, Inc.[1]	4	84
Radius Health, Inc.[1]	279	11,757
REGENXBIO, Inc.[1]	196	3,606
Regulus Therapeutics, Inc.[1]	734	771
Repligen Corp.[1]	257	8,098
Retrophin, Inc.[1]	269	5,722
Rigel Pharmaceuticals, Inc.[1]	837	2,051
Sage Therapeutics, Inc.[1]	293	19,748
Sangamo Therapeutics, Inc.[1]	455	2,070
Sarepta Therapeutics, Inc.[1]	355	11,044
Selecta Biosciences, Inc.[1]	165	2,158
Seres Therapeutics, Inc.[1]	299	2,894
Spark Therapeutics, Inc.[1]	180	11,480
Spectrum Pharmaceuticals, Inc.[1]	567	3,629
Stemline Therapeutics, Inc.[1]	149	1,043
Syndax Pharmaceuticals, Inc.[1]	127	1,445
Synergy Pharmaceuticals, Inc.[1]	1,146	6,635
Syros Pharmaceuticals, Inc.[1]	194	2,144
TESARO, Inc.[1]	316	59,525
TG Therapeutics, Inc.[1]	392	2,234
Trevena, Inc.[1]	326	1,324
Ultragenyx Pharmaceutical, Inc.[1]	278	23,652
Vanda Pharmaceuticals, Inc.[1]	366	5,216
Versartis, Inc.[1]	228	4,982
Xencor, Inc.[1]	336	8,350
Zafgen, Inc.[1]	153	607
		1,641,878
Health Care Equipment & Supplies—1.5%
Abaxis, Inc.	173	8,624
Abbott Laboratories	1,168	52,653
Accuray, Inc.[1]	483	2,487
Analogic Corp.	98	8,070
AngioDynamics, Inc.[1]	283	4,627
Anika Therapeutics, Inc.[1]	105	4,913
AtriCure, Inc.[1]	11,794	215,241
Atrion Corp.	14	6,833
AxoGen, Inc.[1]	185	1,933

25         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Cantel Medical Corp.	314	$25,783
Cardiovascular Systems, Inc.[1]	240	6,816
Cerus Corp.[1]	782	3,277
ConforMIS, Inc.[1]	309	1,554
CONMED Corp.	204	8,490
CryoLife, Inc.[1]	245	3,920
Cutera, Inc.[1]	126	2,570
Cynosure, Inc., Cl. A1	149	9,834
Danaher Corp.	663	56,720
Endologix, Inc.[1]	509	3,365
Entellus Medical, Inc.[1]	155	2,158
Essilor International SA	1,236	141,605
Exactech, Inc.[1]	159	3,864
GenMark Diagnostics, Inc.[1]	346	3,917
Glaukos Corp.[1]	205	9,328
Globus Medical, Inc., Cl. A1	667	18,549
Haemonetics Corp.[1]	384	14,335
Halyard Health, Inc.[1]	332	12,968
ICU Medical, Inc.[1]	130	19,552
Inogen, Inc.[1]	156	10,705
Insulet Corp.[1]	385	16,771
Integer Holdings Corp.[1]	207	7,483
Integra LifeSciences Holdings Corp.[1]	568	24,276
Invacare Corp.	272	3,291
InVivo Therapeutics Holdings Corp.[1]	210	882
iRhythm Technologies, Inc.[1]	10	385
IRIDEX Corp.[1]	76	1,204
K2M Group Holdings, Inc.[1]	308	6,175
LeMaitre Vascular, Inc.	153	3,387
Masimo Corp.[1]	337	30,451
Medtronic plc	1,078	87,221
Meridian Bioscience, Inc.	421	5,410
Merit Medical Systems, Inc.[1]	344	10,595
Natus Medical, Inc.[1]	217	8,034
Neogen Corp.[1]	281	18,226
Nevro Corp.[1]	177	16,990
NuVasive, Inc.[1]	354	26,465
NxStage Medical, Inc.[1]	466	13,309
OraSure Technologies, Inc.[1]	556	6,233
Orthofix International NV1	182	6,499
Oxford Immunotec Global plc[1]	185	2,499
Penumbra, Inc.[1]	209	16,051
Quidel Corp.[1]	273	5,733
RTI Surgical, Inc.[1]	430	1,613
Senseonics Holdings, Inc.[1]	663	1,558
Smith & Nephew plc	3,063	46,023
Spectranetics Corp. (The)[1]	303	8,431
STAAR Surgical Co.[1]	329	3,274
Surmodics, Inc.[1]	139	3,440

26         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Health Care Equipment & Supplies (Continued)
Tandem Diabetes Care, Inc.[1]	207	$497
Utah Medical Products, Inc.	32	1,981
Wright Medical Group NV1	697	19,432
Zeltiq Aesthetics, Inc.[1]	10,089	558,527
		1,627,037
Health Care Providers & Services—1.2%
Aceto Corp.	256	3,927
Addus HomeCare Corp.[1]	87	2,801
Adeptus Health, Inc., Cl. A1	129	871
Air Methods Corp.[1]	240	9,084
Almost Family, Inc.[1]	97	4,816
Amedisys, Inc.[1]	231	11,139
American Renal Associates Holdings, Inc.[1]	253	5,718
AMN Healthcare Services, Inc.[1]	381	15,678
BioScrip, Inc.[1]	661	998
BioTelemetry, Inc.[1]	202	5,141
Capital Senior Living Corp.[1]	13,772	231,370
Chemed Corp.	115	20,533
Civitas Solutions, Inc.[1]	299	5,531
Community Health Systems, Inc.[1]	734	7,156
ConvaTec Group plc[1,2]	60,095	175,922
CorVel Corp.[1]	187	7,555
Cross Country Healthcare, Inc.[1]	257	3,976
Diplomat Pharmacy, Inc.[1]	453	6,138
Ensign Group, Inc. (The)	409	7,706
Fulgent Genetics, Inc.[1]	84	953
Genesis Healthcare, Inc., Cl. A1	690	2,222
HealthEquity, Inc.[1]	384	16,781
HealthSouth Corp.	706	29,878
Kindred Healthcare, Inc.	744	6,696
Landauer, Inc.	67	3,501
LHC Group, Inc.[1]	161	7,731
Magellan Health, Inc.[1]	173	11,963
Mediclinic International plc	3,209	29,514
Molina Healthcare, Inc.[1]	403	19,550
National HealthCare Corp.	113	8,432
National Research Corp., Cl. A	460	8,579
Owens & Minor, Inc.	449	16,200
PharMerica Corp.[1]	231	5,683
Providence Service Corp. (The)[1]	104	4,224
Quorum Health Corp.[1]	180	1,539
RadNet, Inc.[1]	382	2,273
Select Medical Holdings Corp.[1]	1,042	15,005
Surgery Partners, Inc.[1]	307	6,907
Surgical Care Affiliates, Inc.[1]	244	13,840
Tivity Health, Inc.[1]	248	7,167
Triple-S Management Corp., Cl. B1	194	3,622
U.S. Physical Therapy, Inc.	93	7,035

27         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Providers & Services (Continued)
UnitedHealth Group, Inc.	353	$58,379
Universal American Corp.[1]	435	4,328
VCA, Inc.[1]	5,980	543,582
		1,361,644
Health Care Technology—0.1%
Castlight Health, Inc., Cl. B1	1,225	4,349
Cotiviti Holdings, Inc.[1]	678	25,411
Evolent Health, Inc., Cl. A1	271	5,339
HealthStream, Inc.[1]	256	6,264
HMS Holdings Corp.[1]	626	11,662
Medidata Solutions, Inc.[1]	427	23,878
Omnicell, Inc.[1]	255	9,696
Quality Systems, Inc.[1]	548	8,363
Tabula Rasa HealthCare, Inc.[1]	44	623
Vocera Communications, Inc.[1]	179	3,704
		99,289
Life Sciences Tools & Services—0.1%
Albany Molecular Research, Inc.[1]	324	4,850
Cambrex Corp.[1]	245	13,806
ChromaDex Corp.[1]	331	914
Enzo Biochem, Inc.[1]	356	2,296
Fluidigm Corp.[1]	248	1,627
INC Research Holdings, Inc., Cl. A1	393	17,155
Luminex Corp.[1]	316	5,871
Medpace Holdings, Inc.[1]	311	9,003
NanoString Technologies, Inc.[1]	182	3,434
NeoGenomics, Inc.[1]	617	4,979
Pacific Biosciences of California, Inc.[1]	540	2,727
PAREXEL International Corp.[1]	366	23,677
PRA Health Sciences, Inc.[1]	578	34,108
		124,447
Pharmaceuticals—0.9%
Aclaris Therapeutics, Inc.[1]	162	5,059
Aerie Pharmaceuticals, Inc.[1]	213	10,085
Allergan plc	226	55,329
Ambit Biosciences Corp.[1,3]	23,568	14,141
Amphastar Pharmaceuticals, Inc.[1]	398	6,157
ANI Pharmaceuticals, Inc.[1]	86	5,080
Aratana Therapeutics, Inc.[1]	241	1,593
AstraZeneca plc	919	52,967
Bristol-Myers Squibb Co.	1,031	58,468
Catalent, Inc.[1]	930	26,691
Collegium Pharmaceutical, Inc.[1]	162	2,148
Corcept Therapeutics, Inc.[1]	838	7,534
Depomed, Inc.[1]	454	7,441
Dermira, Inc.[1]	271	9,130

28         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Pharmaceuticals (Continued)
Durata Therapeutics[1,3]	14,998	$—
Durect Corp.[1]	1,296	1,335
Eli Lilly & Co.	536	44,386
Endocyte, Inc.[1]	361	740
Flex Pharma, Inc.[1]	148	617
GlaxoSmithKline plc	2,669	54,587
Heska Corp.[1]	46	4,266
Hikma Pharmaceuticals plc	1,607	42,826
Horizon Pharma plc[1]	1,179	18,923
Impax Laboratories, Inc.[1]	551	7,852
Innoviva, Inc.[1]	818	9,448
Intersect ENT, Inc.[1]	189	2,570
Intra-Cellular Therapies, Inc., Cl. A1	334	4,359
Johnson & Johnson	703	85,914
Medicines Co. (The)[1]	493	25,843
Merck & Co., Inc.	750	49,402
MyoKardia, Inc.[1]	231	2,807
Nektar Therapeutics, Cl. A1	1,033	13,512
Novan, Inc.[1]	785	4,443
Pacira Pharmaceuticals, Inc.[1]	232	10,138
Paratek Pharmaceuticals, Inc.[1]	171	2,556
Pfizer, Inc.	1,383	47,188
Phibro Animal Health Corp., Cl. A	433	12,059
Prestige Brands Holdings, Inc.[1]	387	21,912
Revance Therapeutics, Inc.[1]	218	4,578
Sanofi	2,270	195,626
SciClone Pharmaceuticals, Inc.[1]	400	3,960
Shire plc	1,398	84,196
Sucampo Pharmaceuticals, Inc., Cl. A1	412	4,841
Supernus Pharmaceuticals, Inc.[1]	342	8,789
Teligent, Inc.[1]	371	2,653
Tetraphase Pharmaceuticals, Inc.[1]	286	1,479
Teva Pharmaceutical Industries Ltd.[1]	940	—
Theravance Biopharma, Inc.[1]	379	11,605
Zogenix, Inc.[1]	277	2,867
		1,050,100
Industrials—4.7%
Aerospace & Defense—1.2%
AAR Corp.	355	12,219
Aerojet Rocketdyne Holdings, Inc.[1]	502	9,734
Aerovironment, Inc.[1]	177	4,783
Airbus SE	1,866	137,118
Arconic, Inc.	10,192	293,428
Astronics Corp.[1]	222	7,439
BAE Systems plc	8,898	69,666
Boeing Co. (The)	346	62,360
Cubic Corp.	201	10,563
Curtiss-Wright Corp.	446	43,632

29         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Aerospace & Defense (Continued)
DigitalGlobe, Inc.[1]	471	$14,907
Ducommun, Inc.[1]	71	2,188
Engility Holdings, Inc.[1]	423	13,244
Esterline Technologies Corp.[1]	227	20,180
General Dynamics Corp.	338	64,156
KEYW Holding Corp. (The)[1]	357	3,541
KLX, Inc.[1]	358	18,022
Kratos Defense & Security Solutions, Inc.[1]	402	3,316
Lockheed Martin Corp.	315	83,973
Mercury Systems, Inc.[1]	259	9,676
Moog, Inc., Cl. A1	358	24,194
National Presto Industries, Inc.	51	5,080
Raytheon Co.	426	65,668
Rolls-Royce Holdings plc[1]	6,463	63,043
Safran SA	2,086	148,498
Sparton Corp.[1]	108	2,505
TASER International, Inc.[1]	375	9,626
Teledyne Technologies, Inc.[1]	259	34,035
Triumph Group, Inc.	363	10,091
United Technologies Corp.	497	55,937
Vectrus, Inc.[1]	114	2,760
Wesco Aircraft Holdings, Inc.[1]	720	8,712
		1,314,294
Air Freight & Couriers—0.3%
Air Transport Services Group, Inc.[1]	591	10,059
Atlas Air Worldwide Holdings, Inc.[1]	183	10,404
Echo Global Logistics, Inc.[1]	223	4,873
FedEx Corp.	246	47,473
Forward Air Corp.	220	10,901
Hub Group, Inc., Cl. A1	334	16,867
Park-Ohio Holdings Corp.	118	5,269
Radiant Logistics, Inc.[1]	384	2,150
Royal Mail plc	13,939	71,726
United Parcel Service, Inc., Cl. B	448	47,380
XPO Logistics, Inc.[1]	790	40,282
		267,384
Airlines—0.1%
Allegiant Travel Co., Cl. A	118	20,544
Hawaiian Holdings, Inc.[1]	442	21,503
International Consolidated Airlines Group SA	6,365	42,444
SkyWest, Inc.	394	13,849
		98,340
Building Products—0.2%
AAON, Inc.	380	12,787
Advanced Drainage Systems, Inc.	348	7,673
American Woodmark Corp.[1]	127	10,979

30         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Building Products (Continued)
Apogee Enterprises, Inc.	201	$11,493
Armstrong Flooring, Inc.[1]	195	4,167
Builders FirstSource, Inc.[1]	841	10,883
Continental Building Products, Inc.[1]	294	7,188
CSW Industrials, Inc.[1]	118	4,378
Gibraltar Industries, Inc.[1]	221	9,161
Griffon Corp.	344	8,652
Insteel Industries, Inc.	135	4,876
Masonite International Corp.[1]	220	17,182
NCI Building Systems, Inc.[1]	694	11,104
Patrick Industries, Inc.[1]	106	8,464
PGT Innovations, Inc.[1]	361	3,628
Ply Gem Holdings, Inc.[1]	508	8,839
Quanex Building Products Corp.	260	5,083
Simpson Manufacturing Co., Inc.	354	15,279
Trex Co., Inc.[1]	207	14,078
Universal Forest Products, Inc.	151	14,467
		190,361
Commercial Services & Supplies—0.4%
ABM Industries, Inc.	416	16,969
ACCO Brands Corp.[1]	812	10,881
ARC Document Solutions, Inc.[1]	497	1,998
Brady Corp., Cl. A	526	20,119
Brink’s Co. (The)	342	18,280
Capita plc	7,002	49,015
Casella Waste Systems, Inc., Cl. A1	446	5,209
CECO Environmental Corp.	268	3,028
CompX International, Inc.	101	1,505
Deluxe Corp.	353	25,977
Ennis, Inc.	193	3,156
Essendant, Inc.	277	4,413
G&K Services, Inc., Cl. A	147	13,892
Healthcare Services Group, Inc.	529	21,890
Heritage-Crystal Clean, Inc.[1]	234	3,487
Herman Miller, Inc.	486	14,483
HNI Corp.	365	16,724
InnerWorkings, Inc.[1]	408	3,962
Interface, Inc., Cl. A	488	9,223
Kimball International, Inc., Cl. B	393	6,445
Knoll, Inc.	526	11,756
Matthews International Corp., Cl. A	367	24,167
McGrath RentCorp	245	9,219
Mobile Mini, Inc.	306	9,960
MSA Safety, Inc.	365	26,371
Multi-Color Corp.	126	9,034
NL Industries, Inc.[1]	489	2,885
Quad/Graphics, Inc.	387	10,507
SP Plus Corp.[1]	166	5,354

31         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Services & Supplies (Continued)
Steelcase, Inc., Cl. A	925	$14,800
Team, Inc.[1]	254	8,725
Tetra Tech, Inc.	564	22,701
TRC Cos., Inc.[1]	357	3,659
UniFirst Corp.	160	21,296
US Ecology, Inc.	154	7,816
Viad Corp.	204	9,629
VSE Corp.	83	3,376
West Corp.	628	15,015
		466,926
Construction & Engineering—0.5%
Aegion Corp., Cl. A1	348	7,920
Ameresco, Inc., Cl. A1	360	1,818
Argan, Inc.	108	7,441
Cie de Saint-Gobain	2,428	116,423
Comfort Systems USA, Inc.	367	14,001
Dycom Industries, Inc.[1]	232	19,066
EMCOR Group, Inc.	618	37,995
Granite Construction, Inc.	287	15,214
Great Lakes Dredge & Dock Corp.[1]	19,299	83,951
HC2 Holdings, Inc.[1]	251	1,380
IES Holdings, Inc.[1]	156	2,925
Layne Christensen Co.[1]	153	1,461
MasTec, Inc.[1]	626	24,570
MYR Group, Inc.[1]	158	5,927
NV5 Global, Inc.[1]	63	2,318
Orion Group Holdings, Inc.[1]	263	2,462
Primoris Services Corp.	352	8,751
Tutor Perini Corp.[1]	342	10,414
Vinci SA	2,111	152,156
		516,193
Electrical Equipment—0.5%
Allied Motion Technologies, Inc.	67	1,618
Atkore International Group, Inc.[1]	560	14,683
AZZ, Inc.	206	12,082
Babcock & Wilcox Enterprises, Inc.[1]	318	5,247
Emerson Electric Co.	635	38,164
Encore Wire Corp.	157	7,458
EnerSys	322	24,707
Generac Holdings, Inc.[1]	525	20,496
General Cable Corp.	342	5,711
Legrand SA	3,366	189,386
LSI Industries, Inc.	189	1,867
Powell Industries, Inc.	85	2,774
Preformed Line Products Co.	40	1,841
Schneider Electric SE	1,905	129,034
Severn Trent plc	2,876	83,329

32         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Electrical Equipment (Continued)
Thermon Group Holdings, Inc.[1]	220	$4,435
TPI Composites, Inc.[1]	206	3,595
Vicor Corp.[1]	284	4,615
		551,042
Industrial Conglomerates—0.3%
3M Co.	342	63,732
DCC plc	987	83,881
General Electric Co.	1,780	53,062
Honeywell International, Inc.	392	48,804
Raven Industries, Inc.	269	7,949
Smiths Group plc	2,779	51,583
Standex International Corp.	94	8,977
		317,988
Machinery—0.5%
Actuant Corp., Cl. A	433	11,496
Alamo Group, Inc.	85	6,388
Albany International Corp., Cl. A	232	10,521
Altra Industrial Motion Corp.	188	7,304
American Railcar Industries, Inc.	146	6,506
Astec Industries, Inc.	222	14,024
Barnes Group, Inc.	392	19,643
Briggs & Stratton Corp.	327	6,998
Caterpillar, Inc.	367	35,474
Chart Industries, Inc.[1]	210	7,474
CIRCOR International, Inc.	127	7,888
Columbus McKinnon Corp.	147	3,794
DMC Global, Inc.	106	1,585
Douglas Dynamics, Inc.	166	5,536
Energy Recovery, Inc.[1]	391	3,288
EnPro Industries, Inc.	157	10,249
ESCO Technologies, Inc.	185	10,027
Federal Signal Corp.	445	6,622
Franklin Electric Co., Inc.	330	13,827
FreightCar America, Inc.	95	1,302
Gencor Industries, Inc.[1]	107	1,525
Global Brass & Copper Holdings, Inc.	224	7,538
Gorman-Rupp Co. (The)	184	5,728
Graham Corp.	72	1,579
Greenbrier Cos., Inc. (The)	199	8,368
Hardinge, Inc.	135	1,413
Harsco Corp.[1]	818	11,534
Hillenbrand, Inc.	489	17,775
Hurco Cos., Inc.	71	1,952
Hyster-Yale Materials Handling, Inc.	126	7,672
John Bean Technologies Corp.	215	19,221
Joy Global, Inc.	724	20,410
Kadant, Inc.	109	6,747

33         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Machinery (Continued)
Kennametal, Inc.	517	$19,176
Lindsay Corp.	78	6,245
Lydall, Inc.[1]	174	8,822
Manitowoc Co., Inc. (The)[1]	899	5,466
Meritor, Inc.[1]	553	9,042
Milacron Holdings Corp.[1]	567	10,297
Miller Industries, Inc.	113	2,825
Mueller Industries, Inc.	421	17,606
Mueller Water Products, Inc., Cl. A	1,183	14,657
Navistar International Corp.[1]	694	18,759
NN, Inc.	198	3,980
Omega Flex, Inc.	88	3,995
Proto Labs, Inc.[1]	191	10,429
RBC Bearings, Inc.[1]	176	16,421
Rexnord Corp.[1]	674	14,943
SPX Corp.[1]	398	10,499
SPX FLOW, Inc.[1]	285	9,690
Sun Hydraulics Corp.	203	7,511
Supreme Industries, Inc., Cl. A	108	2,111
Tennant Co.	134	9,413
Titan International, Inc.	337	4,462
TriMas Corp.[1]	503	11,091
Wabash National Corp.	416	8,798
Watts Water Technologies, Inc., Cl. A	250	15,987
Woodward, Inc.	449	31,632
		575,265
Marine—0.0%
Costamare, Inc.	604	3,690
Matson, Inc.	315	10,688
		14,378
Professional Services—0.3%
Advisory Board Co. (The)[1]	217	9,765
Barrett Business Services, Inc.	57	3,650
CBIZ, Inc.[1]	561	7,461
CEB, Inc.	189	14,657
CRA International, Inc.	90	3,227
Experian plc	3,532	69,899
Exponent, Inc.	197	11,318
Franklin Covey Co.[1]	117	2,100
FTI Consulting, Inc.[1]	335	13,480
GP Strategies Corp.[1]	186	4,585
Heidrick & Struggles International, Inc.	201	4,914
Hill International, Inc.[1]	308	1,525
Huron Consulting Group, Inc.[1]	180	7,821
ICF International, Inc.[1]	202	8,676
Insperity, Inc.	211	17,566
Intertek Group plc	1,107	48,544

34         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Professional Services (Continued)
Kelly Services, Inc., Cl. A	289	$6,179
Kforce, Inc.	201	5,176
Korn/Ferry International	432	13,353
Mistras Group, Inc.[1]	321	7,229
Navigant Consulting, Inc.[1]	501	11,673
On Assignment, Inc.[1]	383	18,074
Resources Connection, Inc.	253	4,276
RPX Corp.[1]	490	5,267
TriNet Group, Inc.[1]	703	18,875
TrueBlue, Inc.[1]	424	11,003
WageWorks, Inc.[1]	272	20,944
		351,237
Road & Rail—0.1%
ArcBest Corp.	166	4,872
Celadon Group, Inc.	200	1,610
Covenant Transportation Group, Inc., Cl. A1	121	2,425
Heartland Express, Inc.	609	12,631
Knight Transportation, Inc.	586	19,162
Marten Transport Ltd.	333	8,175
PAM Transportation Services, Inc.[1]	72	1,313
Roadrunner Transportation Systems, Inc.[1]	504	3,800
Saia, Inc.[1]	171	8,268
Swift Transportation Co., Cl. A1	1,045	22,697
Union Pacific Corp.	401	43,284
Universal Logistics Holdings, Inc.	322	4,395
USA Truck, Inc.[1]	63	599
Werner Enterprises, Inc.	512	14,336
YRC Worldwide, Inc.[1]	214	2,748
		150,315
Trading Companies & Distributors—0.3%
Aircastle Ltd.	544	13,072
Applied Industrial Technologies, Inc.	284	17,906
Beacon Roofing Supply, Inc.1	466	21,175
BMC Stock Holdings, Inc.[1]	512	10,752
Bunzl plc	1,867	52,177
CAI International, Inc.[1]	76	1,176
DXP Enterprises, Inc.[1]	101	3,535
GATX Corp.	314	18,237
GMS, Inc.[1]	297	8,934
H&E Equipment Services, Inc.	236	6,193
Kaman Corp.	194	10,043
Lawson Products, Inc.[1]	60	1,659
MRC Global, Inc.[1]	695	14,046
Neff Corp., Cl. A1	80	1,248
NOW, Inc.[1]	765	14,642
Rush Enterprises, Inc., Cl. A1	284	9,792
Rush Enterprises, Inc., Cl. B1	293	9,373

35         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Trading Companies & Distributors (Continued)
SiteOne Landscape Supply, Inc.[1]	264	$10,351
Textainer Group Holdings Ltd.	217	3,418
Titan Machinery, Inc.[1]	170	2,406
Triton International Ltd.	357	8,822
Univar, Inc.[1]	972	31,298
Veritiv Corp.[1]	113	6,288
Willis Lease Finance Corp.[1]	49	1,246
Wolseley plc	817	49,854
		327,643
Transportation Infrastructure—0.0%
easyJet plc	3,785	44,683
Information Technology—7.6%
Communications Equipment—1.5%
ADTRAN, Inc.	365	7,720
Aerohive Networks, Inc.[1]	41,619	197,690
Applied Optoelectronics, Inc.[1]	97	4,454
Bel Fuse, Inc., Cl. B	84	2,193
Black Box Corp.	128	1,152
Brocade Communications Systems, Inc.	42,440	522,436
CalAmp Corp.[1]	253	4,101
Calix, Inc.[1]	523	3,609
Ciena Corp.[1]	1,037	27,315
Cisco Systems, Inc.	1,745	59,644
Clearfield, Inc.[1]	126	2,060
Comtech Telecommunications Corp.	192	2,191
Digi International, Inc.[1]	275	3,383
EMCORE Corp.	188	1,683
Extreme Networks, Inc.[1]	719	4,494
Finisar Corp.[1]	838	28,056
Harmonic, Inc.[1]	546	2,948
Infinera Corp.[1]	1,007	10,926
InterDigital, Inc.	248	20,844
Ixia[1]	28,489	558,384
KVH Industries, Inc.[1]	139	1,397
Lumentum Holdings, Inc.[1]	453	20,793
NETGEAR, Inc.[1]	234	12,823
NetScout Systems, Inc.[1]	642	23,722
Nokia OYJ[1]	17,646	90,480
Oclaro, Inc.[1]	1,120	9,520
Plantronics, Inc.	238	12,747
Quantenna Communications, Inc.[1]	241	5,047
ShoreTel, Inc.[1]	700	4,550
Silicom Ltd.	82	3,116
Sonus Networks, Inc.[1]	489	2,885
Ubiquiti Networks, Inc.[1]	563	27,666
ViaSat, Inc.[1]	373	25,677

36         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Communications Equipment (Continued)
Viavi Solutions, Inc.[1]	1,562	$15,651
		1,721,357
Electronic Equipment, Instruments, & Components—0.9%
Agilysys, Inc.[1]	182	1,656
Anixter International, Inc.[1]	317	26,406
AVX Corp.	1,194	18,531
Badger Meter, Inc.	206	7,540
Belden, Inc.	305	21,548
Benchmark Electronics, Inc.[1]	487	15,146
Coherent, Inc.[1]	157	28,665
Control4 Corp.[1]	165	2,463
CTS Corp.	252	5,519
Daktronics, Inc.	344	3,223
Electro Scientific Industries, Inc.[1]	220	1,470
ePlus, Inc.[1]	54	6,855
Fabrinet[1]	256	10,637
FARO Technologies, Inc.[1]	120	4,140
II-VI, Inc.[1]	506	18,014
Insight Enterprises, Inc.[1]	286	12,115
InvenSense, Inc., Cl. A1	42,015	518,885
Itron, Inc.[1]	288	18,634
Kimball Electronics, Inc.[1]	297	4,782
Knowles Corp.[1]	609	11,528
Littelfuse, Inc.	160	25,832
Maxwell Technologies, Inc.[1]	255	1,295
Mesa Laboratories, Inc.	28	3,501
Methode Electronics, Inc.	267	11,080
MTS Systems Corp.	120	6,594
Novanta, Inc.[1]	239	5,808
OSI Systems, Inc.[1]	143	10,785
Park Electrochemical Corp.	152	2,906
PC Connection, Inc.	202	5,406
Plexus Corp.[1]	334	18,727
Radisys Corp.[1]	285	1,089
Rogers Corp.[1]	128	10,561
Sanmina Corp.[1]	508	19,812
ScanSource, Inc.[1]	190	7,647
SYNNEX Corp.	293	34,258
Systemax, Inc.	282	2,228
Tech Data Corp.[1]	258	22,446
TTM Technologies, Inc.[1]	682	11,021
Universal Display Corp.[1]	296	25,116
Vishay Intertechnology, Inc.	1,054	16,706
Vishay Precision Group, Inc.[1]	111	1,787
		982,362
Internet Software & Services—0.5%
2U, Inc.[1]	308	11,257

37         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Internet Software & Services (Continued)
Actua Corp.[1]	286	$3,918
Alarm.com Holdings, Inc.[1]	349	9,961
Alphabet, Inc., Cl. A1	56	47,316
Alphabet, Inc., Cl. C1	59	48,569
Angie’s List, Inc.[1]	574	3,059
Autobytel, Inc.[1]	107	1,338
Bankrate, Inc.[1]	915	9,974
Bazaarvoice, Inc.[1]	863	3,840
Benefitfocus, Inc.[1]	216	5,735
Blucora, Inc.[1]	301	4,696
Box, Inc., Cl. A1	778	13,708
Brightcove, Inc.[1]	378	3,175
Carbonite, Inc.[1]	191	3,715
Care.com, Inc.[1]	216	2,203
ChannelAdvisor Corp.[1]	268	2,881
Cimpress NV1	250	20,053
comScore, Inc.[1]	271	6,501
Cornerstone OnDemand, Inc.[1]	432	18,045
DHI Group, Inc.[1]	551	2,727
Endurance International Group Holdings, Inc.[1]	1,195	10,158
Envestnet, Inc.[1]	296	11,440
Facebook, Inc., Cl. A1	394	53,403
Five9, Inc.[1]	487	7,748
Global Sources Ltd.[1]	228	1,995
GrubHub, Inc.[1]	573	20,089
GTT Communications, Inc.[1]	280	7,812
Hortonworks, Inc.[1]	380	3,777
Instructure, Inc.[1]	187	4,282
j2 Global, Inc.	341	27,764
Limelight Networks, Inc.[1]	1,213	2,729
Liquidity Services, Inc.[1]	308	2,510
LivePerson, Inc.[1]	443	3,123
LogMeIn, Inc.	168	15,414
London Stock Exchange Group plc	1,183	45,213
Marchex, Inc., Cl. B1	312	833
MeetMe, Inc.[1]	402	1,942
MINDBODY, Inc., Cl. A1	262	6,956
New Relic, Inc.[1]	300	10,554
NIC, Inc.	484	10,212
Numerex Corp., Cl. A1	182	908
Q2 Holdings, Inc.[1]	270	9,707
QuinStreet, Inc.[1]	492	1,589
Quotient Technology, Inc.[1]	655	7,795
RealNetworks, Inc.[1]	247	1,210
Reis, Inc.	93	1,795
RetailMeNot, Inc.[1]	369	3,303
Rightside Group Ltd.[1]	141	1,183
Shutterstock, Inc.[1]	229	9,987
SPS Commerce, Inc.[1]	128	7,082

38         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Internet Software & Services (Continued)
Stamps.com, Inc.[1]	120	$15,132
TechTarget, Inc.[1]	199	1,821
TrueCar, Inc.[1]	600	8,436
Web.com Group, Inc.[1]	420	8,085
WebMD Health Corp., Cl. A1	280	14,532
Xactly Corp.[1]	209	2,592
XO Group, Inc.[1]	274	5,050
		570,832
IT Services—1.7%
Accenture plc, Cl. A	435	53,288
Acxiom Corp.[1]	588	16,770
Blackhawk Network Holdings, Inc., Cl. A1	432	15,746
CACI International, Inc., Cl. A1	183	22,948
Capgemini SA	1,789	153,016
Cardtronics plc, Cl. A1	335	14,767
Cass Information Systems, Inc.	92	5,996
Convergys Corp.	698	15,272
CSG Systems International, Inc.	239	9,419
EPAM Systems, Inc.[1]	377	27,759
EVERTEC, Inc.	764	12,873
ExlService Holdings, Inc.[1]	272	12,148
Forrester Research, Inc.	192	7,008
Hackett Group, Inc. (The)	311	6,270
Information Services Group, Inc.[1]	395	1,252
International Business Machines Corp.	325	58,441
Lionbridge Technologies, Inc.[1]	626	3,599
ManTech International Corp., Cl. A	419	15,344
Mastercard, Inc., Cl. A	420	46,393
MAXIMUS, Inc.	488	29,119
MoneyGram International, Inc.[1]	42,404	541,075
NCI, Inc., Cl. A1	149	2,205
NeuStar, Inc., Cl. A1	16,550	548,632
PayPal Holdings, Inc.[1]	1,719	72,198
Perficient, Inc.[1]	253	4,597
PFSweb, Inc.[1]	157	1,101
Planet Payment, Inc.[1]	349	1,427
Science Applications International Corp.	339	29,483
ServiceSource International, Inc.[1]	689	2,715
Sykes Enterprises, Inc.[1]	443	12,058
Syntel, Inc.	585	10,349
TeleTech Holdings, Inc.	356	10,787
Travelport Worldwide Ltd.	1,219	15,481
Unisys Corp.[1]	431	5,991
Virtusa Corp.[1]	217	6,729
Visa, Inc., Cl. A	591	51,973
		1,844,229

39         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment—1.4%
Advanced Energy Industries, Inc.[1]	273	$16,953
Advanced Micro Devices, Inc.[1]	7,491	108,320
Alpha & Omega Semiconductor Ltd.[1]	244	4,699
Ambarella, Inc.[1]	267	15,740
Amkor Technology, Inc.[1]	1,971	19,355
Axcelis Technologies, Inc.[1]	208	3,214
Brooks Automation, Inc.	675	14,080
Cabot Microelectronics Corp.	2,757	190,840
Cavium, Inc.[1]	464	30,397
CEVA, Inc.[1]	149	4,977
Cirrus Logic, Inc.[1]	442	23,903
Cohu, Inc.	282	4,695
Diodes, Inc.[1]	372	8,880
DSP Group, Inc.[1]	265	2,769
Entegris, Inc.[1]	1,351	28,641
Exar Corp.[1]	12,769	133,564
FormFactor, Inc.[1]	471	5,016
GigPeak, Inc.[1]	489	1,496
Hanergy Thin Film Power Group Ltd.[1]	150,879	2
Impinj, Inc.[1]	151	4,282
Inphi Corp.[1]	296	13,894
Integrated Device Technology, Inc.[1]	928	22,188
Intel Corp.	1,058	38,300
IXYS Corp.	311	3,841
Kopin Corp.[1]	422	1,490
Lattice Semiconductor Corp.[1]	66,277	468,578
MACOM Technology Solutions Holdings, Inc.[1]	387	17,837
MaxLinear, Inc., Cl. A1	393	10,234
Microsemi Corp.[1]	853	44,202
MKS Instruments, Inc.	357	23,419
Monolithic Power Systems, Inc.	282	24,808
Nanometrics, Inc.[1]	243	6,612
NeoPhotonics Corp.[1]	309	3,136
NVE Corp.	33	2,586
PDF Solutions, Inc.[1]	233	4,982
Photronics, Inc.[1]	495	5,296
Power Integrations, Inc.	206	13,019
QUALCOMM, Inc.	631	35,639
Rambus, Inc.[1]	867	10,890
Rudolph Technologies, Inc.[1]	316	6,794
Semtech Corp.[1]	629	21,040
Sigma Designs, Inc.[1]	275	1,609
Silicon Laboratories, Inc.[1]	416	28,080
Synaptics, Inc.[1]	248	13,181
Texas Instruments, Inc.	561	42,984
Ultra Clean Holdings, Inc.[1]	188	2,604
Ultratech, Inc.[1]	249	7,184
Veeco Instruments, Inc.[1]	340	9,299
Xcerra Corp.[1]	547	4,781

40         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Xperi Corp.	351	$12,583
		1,522,913
Software—1.3%
8x8, Inc.[1]	604	9,120
A10 Networks, Inc.[1]	517	4,891
ACI Worldwide, Inc.[1]	812	15,891
American Software, Inc., Cl. A	288	2,978
Aspen Technology, Inc.[1]	581	33,779
Barracuda Networks, Inc.[1]	356	8,423
Blackbaud, Inc.	343	24,531
Blackline, Inc.[1]	311	8,873
Bottomline Technologies de, Inc.[1]	273	6,811
BroadSoft, Inc.[1]	218	9,330
Callidus Software, Inc.[1]	422	7,955
CommVault Systems, Inc.[1]	471	23,103
Ebix, Inc.	246	15,375
Ellie Mae, Inc.[1]	251	23,986
EnerNOC, Inc.[1]	242	1,319
Everbridge, Inc.[1]	201	3,827
Fair Isaac Corp.	221	28,745
Gigamon, Inc.[1]	367	12,496
Globant SA1	257	9,329
Glu Mobile, Inc.[1]	833	1,608
Guidance Software, Inc.[1]	315	2,148
HubSpot, Inc.[1]	241	14,339
Imperva, Inc.[1]	223	9,143
Intu Properties plc	12,669	45,012
Jive Software, Inc.[1]	661	2,908
Majesco[1]	321	1,621
Mentor Graphics Corp.	15,198	563,846
Micro Focus International plc	2,178	59,046
Microsoft Corp.	701	44,850
MicroStrategy, Inc., Cl. A1	83	15,926
Mitek Systems, Inc.[1]	226	1,412
MobileIron, Inc.[1]	560	2,688
Model N, Inc.[1]	207	2,205
Monotype Imaging Holdings, Inc.	279	5,622
Oracle Corp.	1,374	58,519
Paycom Software, Inc.[1]	421	22,662
Paylocity Holding Corp.[1]	369	13,011
Pegasystems, Inc.	524	22,532
Progress Software Corp.	554	15,889
Proofpoint, Inc.[1]	280	22,056
PROS Holdings, Inc.[1]	217	5,041
QAD, Inc., Cl. A	235	6,451
Qualys, Inc.[1]	233	8,143
Rapid7, Inc.[1]	307	4,651
RealPage, Inc.[1]	791	26,696

41         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Software (Continued)
RingCentral, Inc., Cl. A1	480	$12,816
Rosetta Stone, Inc.[1]	168	1,319
Rubicon Project, Inc. (The)[1]	430	3,758
Sage Group plc (The)	6,789	54,526
Sapiens International Corp. NV	388	5,618
Silver Spring Networks, Inc.[1]	400	4,904
Synchronoss Technologies, Inc.[1]	333	9,018
Take-Two Interactive Software, Inc.[1]	594	33,846
Tangoe, Inc.[1]	315	1,805
Telenav, Inc.[1]	344	2,804
TiVo Corp.	979	18,111
Varonis Systems, Inc.[1]	177	4,850
VASCO Data Security International, Inc.[1]	267	3,471
Verint Systems, Inc.[1]	438	16,534
Workiva, Inc., Cl. A1	330	4,934
Zendesk, Inc.[1]	622	16,937
Zix Corp.[1]	556	2,786
		1,426,824
Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp.[1]	674	10,245
Apple, Inc.	541	74,111
Avid Technology, Inc.[1]	247	1,388
Cray, Inc.[1]	364	7,589
Diebold Nixdorf, Inc.	4,849	146,440
Eastman Kodak Co.[1]	362	5,195
Electronics for Imaging, Inc.[1]	338	15,572
Immersion Corp.[1]	220	2,404
Nimble Storage, Inc.[1]	598	5,424
Pure Storage, Inc., Cl. A1	1,469	16,747
Stratasys Ltd.[1]	326	6,445
Super Micro Computer, Inc.[1]	376	9,776
USA Technologies, Inc.[1]	305	1,220
		302,556
Materials—4.2%
Chemicals—1.4%
A. Schulman, Inc.	211	7,121
AgroFresh Solutions, Inc.[1]	372	1,008
Air Liquide SA	1,336	144,315
American Vanguard Corp.	242	3,811
Balchem Corp.	231	20,136
Calgon Carbon Corp.	373	5,259
Chase Corp.	89	8,139
Chemours Co. (The)	1,124	37,834
Chemtura Corp.[1]	11,177	370,517
Codexis, Inc.[1]	295	1,209
Croda International plc	1,319	57,369
Dow Chemical Co. (The)	1,378	85,794

42         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Chemicals (Continued)
EI du Pont de Nemours & Co.	856	$67,230
Ferro Corp.[1]	625	8,750
Flotek Industries, Inc.[1]	373	5,043
FutureFuel Corp.	346	4,578
GCP Applied Technologies, Inc.[1]	522	13,755
H.B. Fuller Co.	364	17,985
Hawkins, Inc.	106	5,242
Ingevity Corp.[1]	307	16,569
Innophos Holdings, Inc.	154	8,160
Innospec, Inc.	170	11,101
Johnson Matthey plc	1,633	62,111
KMG Chemicals, Inc.	126	4,632
Koppers Holdings, Inc.[1]	206	9,033
Kraton Corp.[1]	242	6,590
Kronos Worldwide, Inc.	774	10,728
Minerals Technologies, Inc.	249	19,235
Monsanto Co.	1,713	194,991
Olin Corp.	1,195	37,141
OMNOVA Solutions, Inc.[1]	496	4,588
PolyOne Corp.	582	19,602
Quaker Chemical Corp.	98	12,905
Rayonier Advanced Materials, Inc.	365	4,840
Sensient Technologies Corp.	337	26,940
Solvay SA	1,315	153,240
Stepan Co.	173	13,080
Trecora Resources[1]	200	2,410
Tredegar Corp.	263	4,997
Trinseo SA	303	20,952
Tronox Ltd., Cl. A	708	12,270
Valhi, Inc.	2,791	9,294
		1,530,504
Construction Materials—0.6%
Caesarstone Ltd.[1]	246	8,216
CRH plc	1,268	42,745
Forterra, Inc.[1]	531	10,530
Headwaters, Inc.[1]	22,942	527,666
LafargeHolcim Ltd.[1]	1,649	93,531
Summit Materials, Inc., Cl. A1	536	12,805
U.S. Concrete, Inc.[1]	116	7,308
United States Lime & Minerals, Inc.	41	3,123
		705,924
Containers & Packaging—0.6%
Greif, Inc., Cl. A	388	22,128
Greif, Inc., Cl. B	413	28,765
Multi Packaging Solutions International Ltd.[1]	31,267	557,178
Myers Industries, Inc.	310	4,355

43         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Containers & Packaging (Continued)
UFP Technologies, Inc.[1]	74	$1,776
		614,202
Metals & Mining—1.4%
AK Steel Holding Corp.[1]	2,937	24,465
Allegheny Technologies, Inc.	591	11,353
Ampco-Pittsburgh Corp.	137	2,000
Anglo American plc[1]	3,128	49,152
Antofagasta plc	16,672	167,611
ArcelorMittal[1]	12,832	113,083
BHP Billiton plc	3,152	50,593
Carpenter Technology Corp.	312	12,655
Century Aluminum Co.[1]	358	5,042
Cie Generale des Etablissements Michelin	1,523	171,214
Cliffs Natural Resources, Inc.[1]	1,636	17,440
Coeur Mining, Inc.[1]	967	8,307
Commercial Metals Co.	911	19,249
Ferroglobe plc	1,310	14,135
Fresnillo plc	2,017	37,103
Glencore plc[1]	13,009	52,042
Gold Resource Corp.	338	1,751
Handy & Harman Ltd.[1]	82	1,956
Hargreaves Lansdown plc	3,807	63,059
Haynes International, Inc.	97	3,789
Hecla Mining Co.	2,378	13,269
Kaiser Aluminum Corp.	131	10,327
Materion Corp.	149	5,193
Olympic Steel, Inc.	87	2,104
Randgold Resources Ltd.	476	43,758
Real Industry, Inc.[1]	245	1,250
Rio Tinto plc	1,187	48,418
Ryerson Holding Corp.[1]	346	3,754
Schnitzer Steel Industries, Inc., Cl. A	217	5,165
Stillwater Mining Co.[1]	30,819	525,772
SunCoke Energy, Inc.[1]	611	5,957
TimkenSteel Corp.[1]	300	6,276
Worthington Industries, Inc.	459	22,514
		1,519,756
Paper & Forest Products—0.2%
Boise Cascade Co.[1]	260	7,046
Clearwater Paper Corp.[1]	129	7,172
Deltic Timber Corp.	91	6,763
KapStone Paper & Packaging Corp.	657	14,848
Louisiana-Pacific Corp.[1]	1,055	24,877
Mondi plc	1,567	36,635
Neenah Paper, Inc.	174	12,746
PH Glatfelter Co.	315	6,961
Schweitzer-Mauduit International, Inc.	232	9,519

44         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Paper & Forest Products (Continued)
Smurfit Kappa Group plc	4,389	$116,754
		243,321
Telecommunication Services—1.1%
Diversified Telecommunication Services—1.1%
AT&T, Inc.	1,361	56,876
ATN International, Inc.	119	8,138
Babcock International Group plc	7,506	88,334
BT Group plc	13,054	53,015
Cincinnati Bell, Inc.[1]	303	5,848
Cogent Communications Holdings, Inc.	333	13,803
Consolidated Communications Holdings, Inc.	382	8,614
FairPoint Communications, Inc.[1]	202	3,202
General Communication, Inc., Cl. A1	260	5,239
Hawaiian Telcom Holdco, Inc.[1]	115	2,774
IDT Corp., Cl. B	165	3,185
Iridium Communications, Inc.[1]	673	5,855
Lumos Networks Corp.[1]	31,110	550,958
Orange SA	10,921	165,113
ORBCOMM, Inc.[1]	532	4,559
Verizon Communications, Inc.	1,066	52,906
Vivendi SA	8,256	145,413
Vonage Holdings Corp.[1]	1,555	9,361
Windstream Holdings, Inc.	561	4,191
		1,187,384
Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc.[1]	295	3,218
NII Holdings, Inc.[1]	3,592	7,184
Shenandoah Telecommunications Co.	362	10,172
Spok Holdings, Inc.	153	2,785
Vodafone Group plc	22,629	56,724
		80,083
Utilities—2.1%
Electric Utilities—0.6%
ALLETE, Inc.	360	24,196
Bouygues SA	3,910	150,727
Duke Energy Corp.	684	56,464
El Paso Electric Co.	410	20,028
Exelon Corp.	1,298	47,650
Genie Energy Ltd., Cl. B1	182	992
IDACORP, Inc.	375	31,099
MGE Energy, Inc.	263	16,819
NextEra Energy, Inc.	565	74,015
Otter Tail Corp.	313	11,769
PNM Resources, Inc.	588	21,344
Portland General Electric Co.	654	29,646
Southern Co. (The)	1,695	86,140

45         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electric Utilities (Continued)
SSE plc	4,488	$85,862
		656,751
Gas Utilities—0.6%
Chesapeake Utilities Corp.	123	8,481
Delta Natural Gas Co., Inc.	59	1,797
New Jersey Resources Corp.	600	23,640
Northwest Natural Gas Co.	207	12,441
ONE Gas, Inc.	383	25,106
South Jersey Industries, Inc.	600	21,012
Southwest Gas Holdings, Inc.	334	28,567
Spire, Inc.	335	22,076
WGL Holdings, Inc.	6,502	542,852
		685,972
Independent Power and Renewable Electricity Producers—0.4%
Atlantica Yield plc	670	14,579
Dynegy, Inc.[1]	769	6,183
NRG Energy, Inc.	10,381	171,912
NRG Yield, Inc., Cl. A	1,278	21,483
NRG Yield, Inc., Cl. C	1,261	21,942
Ormat Technologies, Inc.	367	20,233
Pattern Energy Group, Inc., Cl. A	622	12,931
TerraForm Global, Inc., Cl. A1	23,094	100,459
TerraForm Power, Inc., Cl. A1	729	8,391
		378,113
Multi-Utilities—0.4%
Avista Corp.	491	19,576
Black Hills Corp.	385	24,979
Centrica plc	16,858	47,490
Engie SA	9,695	118,645
National Grid plc	6,265	75,883
NorthWestern Corp.	356	20,826
Unitil Corp.	103	4,594
Veolia Environnement SA	8,773	143,388
		455,381
Water Utilities—0.1%
American States Water Co.	282	12,611
Artesian Resources Corp., Cl. A	69	2,274
California Water Service Group	349	12,826
Connecticut Water Service, Inc.	86	4,906
Consolidated Water Co. Ltd.	115	1,190
Middlesex Water Co.	137	5,158
SJW Group	229	11,113
United Utilities Group plc	7,345	89,249

46         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Water Utilities (Continued)
York Water Co. (The)	102	$ 3,672
		142,999
Total Common Stocks (Cost $49,519,281)		49,180,594
Preferred Stock—0.4%
Kinesis 2017 Sidecar, Preferred[1] (Cost $500,000)	49,261	447,782

	Units
Rights, Warrants and Certificates—0.0%
Halcon Resources Corp. Wts., Strike Price $14.04, Exp. 9/9/20[1]	1,456	2,897
Kaisa Group Holdings Ltd. Rts., Strike Price 1SGD, Exp. 12/31/49[1]	231	2
SandRidge Energy, Inc. Wts., Strike Price $41.34, Exp. 10/3/22[1]	977	1,954
SandRidge Energy, Inc. Wts., Strike Price $42.03, Exp. 10/3/22[1]	411	822
Total Rights, Warrants and Certificates (Cost $90,101)		5,675

	Principal Amount
Mortgage-Backed Obligations—0.3%
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 42.468%, 7/1/26[7]	$155,372	32,563
Series 2815, Cl. PT, 99.999%, 11/15/32[7]	34,620	995
Series 2922, Cl. SE, 15.293%, 2/15/35[7]	16,919	2,700
Series 3005, Cl. WI, 0.00%, 7/15/35[7,8]	30,316	5,553
Series 3031, Cl. BI, 58.329%, 8/15/35[7]	257,533	55,316
Series 3606, Cl. SN, 14.665%, 12/15/39[7]	101,463	15,602
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2003-33, Cl. IA, 7.135%, 5/25/33[7]	38,164	9,879
Series 2003-52, Cl. NS, 28.736%, 6/25/23[7]	48,335	4,236
Series 2004-56, Cl. SE, 9.396%, 10/25/33[7]	70,851	14,204
Series 2005-12, Cl. SC, 21.954%, 3/25/35[7]	7,984	1,306
Series 2005-14, Cl. SE, 30.209%, 3/25/35[7]	138,532	21,659
Series 2005-6, Cl. SE, 54.639%, 2/25/35[7]	166,564	26,294
Series 2005-87, Cl. SE, 11.64%, 10/25/35[7]	95,878	15,005
Series 2006-53, Cl. US, 6.826%, 6/25/36[7]	74,792	11,738
Series 2007-88, Cl. XI, 0.00%, 6/25/37[7,8]	133,337	23,082
Series 2010-116, Cl. BI, 13.509%, 8/25/20[7]	118,477	4,917
Series 2011-96, Cl. SA, 15.965%, 10/25/41[7]	399,854	66,994
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security, Series 2002-76, Cl. SG, 14.117%, 10/16/29[7]	159,248	32,133
Total Mortgage-Backed Obligations (Cost $266,451)		344,176
Non-Convertible Corporate Bonds and Notes—24.4%
Consumer Discretionary—7.1%
Automobiles—0.3%
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[2]	300,000	310,125
Diversified Consumer Services—0.4%
Laureate Education, Inc., 10% Sr. Unsec. Nts., 9/1/19[2]	400,000	419,500

47         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure—2.1%
1011778 B.C. ULC/New Red Finance, Inc., 6% Sec. Nts., 4/1/22[2]	$400,000	$418,120
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	250,000	257,437
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[2]	300,000	325,500
MGM Resorts International, 7.75% Sr. Unsec. Nts., 3/15/22	400,000	468,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50% Sr. Unsec. Nts., 3/1/25[2]	400,000	407,000
Wynn Macau Ltd., 5.25% Sr. Unsec. Nts., 10/15/21[2]	450,000	462,375
		2,338,432
Household Durables—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25% Sr. Unsec. Nts., 5/15/24[2]	300,000	328,125
Media—3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 5/1/23[2]	400,000	416,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[2]	400,000	413,250
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% Sr. Sec. Nts., 7/23/25	400,000	422,708
Columbus Cable Barbados Ltd., 7.375% Sr. Unsec. Nts., 3/30/21[2]	400,000	427,152
CSC Holdings LLC, 10.875% Sr. Unsec. Nts., 10/15/25[2]	300,000	362,250
DISH DBS Corp., 5.875% Sr. Unsec. Nts., 7/15/22	400,000	429,750
iHeartCommunications, Inc., 9% Sr. Sec. Nts., 12/15/19	400,000	351,048
Sirius XM Radio, Inc., 6% Sr. Unsec. Nts., 7/15/24[2]	400,000	427,000
Univision Communications, Inc., 5.125% Sr. Sec. Nts., 2/15/25[2]	400,000	396,000
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[2]	350,000	371,875
		4,017,033
Multiline Retail—0.4%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	400,000	425,000
Consumer Staples—0.3%
Food Products—0.3%
Post Holdings, Inc., 5% Sr. Unsec. Nts., 8/15/26[2]	400,000	386,250
Energy—4.4%
Energy Equipment & Services—0.4%
CHC Helicopter SA, 9.25% Sr. Sec. Nts., 10/15/20[6]	225,000	120,375
Offshore Group Investment Ltd., 7.50% 1st Lien Nts., 11/1/19[3,6]	250,000	—
Vantage Drilling International, 10% Sec. Nts., 12/31/20	357,000	334,688
		455,063
Oil, Gas & Consumable Fuels—4.0%
Cenovus Energy, Inc., 6.75% Sr. Unsec. Nts., 11/15/39	400,000	453,501
Concho Resources, Inc., 5.50% Sr. Unsec. Unsub. Nts., 4/1/23	400,000	416,000
CONSOL Energy, Inc., 5.875% Sr. Unsec. Nts., 4/15/22	400,000	392,000
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	400,000	409,000

48         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375% Sr. Unsec. Nts., 5/1/20	$400,000	$393,000
Gazprom OAO Via Gaz Capital SA, 9.25% Sr. Unsec. Nts., 4/23/19[2]	300,000	340,104
Lukoil International Finance BV, 4.563% Sr. Unsec. Unsub. Nts., 4/24/23[2]	450,000	460,125
NGPL PipeCo LLC, 7.119% Sr. Unsec. Nts., 12/15/17[2]	400,000	416,500
Rio Oil Finance Trust, 9.25% Sr. Sec. Nts., 7/6/24[2]	272,748	277,794
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 2/1/21	350,000	381,056
Sandridge Energy, Inc., 7.50% Sr. Unsec. Nts., 3/15/21[3,6]	500,000	50
Williams Partners LP/ACMP Finance Corp., 4.875% Sr. Unsec. Nts., 5/15/23	400,000	414,079
		4,353,209
Financials—2.3%
Capital Markets—0.4%
Springleaf Finance Corp., 6.90% Sr. Unsec. Nts., 12/15/17	450,000	465,187
Commercial Banks—1.1%
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	400,000	417,000
HBOS plc, 6.75% Sub. Nts., 5/21/18[2]	400,000	421,831
Itau Unibanco Holding SA (Cayman Islands), 5.125% Sub. Nts., 5/13/23[2]	300,000	305,550
		1,144,381
Diversified Financial Services—0.0%
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[6]	350,000	25,725
Insurance—0.4%
HUB International Ltd., 7.875% Sr. Unsec. Nts., 10/1/21[2]	400,000	424,000
Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp., 5.25% Sr. Unsec. Nts., 1/15/23	400,000	439,332
Health Care—1.4%
Health Care Equipment & Supplies—0.3%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.625% Sr. Unsec. Nts., 5/15/22[2]	400,000	358,000
Health Care Providers & Services—1.1%
Centene Corp., 5.625% Sr. Unsec. Nts., 2/15/21	400,000	422,000
DaVita, Inc.:
5.125% Sr. Unsec. Nts., 7/15/24	250,000	255,625
5.75% Sr. Unsec. Nts., 8/15/22	100,000	104,625
HCA, Inc., 6.50% Sr. Sec. Nts., 2/15/20	400,000	439,920
		1,222,170
Industrials—2.0%
Aerospace & Defense—0.8%
Arconic, Inc., 5.40% Sr. Unsec. Nts., 4/15/21	400,000	429,940

49         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
TransDigm, Inc., 6.50% Sr. Sub. Nts., 7/15/24	$400,000	$414,000
		843,940
Construction & Engineering—0.0%
OAS Financial Ltd., 8% Sr. Unsec. Nts., 7/2/21[6,9]	335,000	15,075
Industrial Conglomerates—0.7%
Citgo Holding, Inc., 10.75% Sr. Sec. Nts., 2/15/20[2]	300,000	326,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6% Sr. Unsec. Nts., 8/1/20	400,000	418,004
		744,629
Professional Services—0.4%
Nielsen Finance LLC/Nielsen Finance Co., 5% Sr. Unsec. Nts., 4/15/22[2]	400,000	412,000
Trading Companies & Distributors—0.1%
United Rentals North America, Inc., 7.625% Sr. Unsec. Nts., 4/15/22	142,000	148,524
Information Technology—2.0%
Communications Equipment—0.8%
Alcatel-Lucent USA, Inc., 6.45% Sr. Unsec. Nts., 3/15/29	400,000	444,000
CommScope Technologies Finance LLC, 6% Sr. Unsec. Nts., 6/15/25[2]	400,000	430,000
		874,000
Software—0.8%
BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[2]	400,000	408,000
Solera LLC/Solera Finance, Inc., 10.50% Sr. Unsec. Nts., 3/1/24[2]	400,000	458,000
		866,000
Technology Hardware, Storage & Peripherals—0.4%
Western Digital Corp., 10.50% Sr. Unsec. Nts., 4/1/24	400,000	468,500
Materials—1.8%
Chemicals—0.7%
Hexion, Inc., 8.875% Sec. Nts., 2/1/18	400,000	400,600
Momentive Performance Materials, Inc., 3.88% Sr. Sec. Nts., 10/24/21	400,000	394,000
		794,600
Construction Materials—0.4%
Cemex Finance LLC, 6% Sr. Sec. Nts., 4/1/24[2]	350,000	364,437
Containers & Packaging—0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75% Sr. Sec. Nts., 10/15/20	350,000	360,938

50         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

		Principal Amount	Value
Metals & Mining—0.4%
FMG Resources August 2006 Pty Ltd., 9.75% Sr. Sec. Nts., 3/1/22[2]		$400,000	$464,752
Telecommunication Services—2.3%
Diversified Telecommunication Services—1.1%
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20		400,000	372,000
T-Mobile USA, Inc., 6.625% Sr. Unsec. Nts., 4/1/23		400,000	425,800
Zayo Group LLC/Zayo Capital, Inc., 6% Sr. Unsec. Nts., 4/1/23		400,000	425,000
			1,222,800
Wireless Telecommunication Services—1.2%
Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[2]		400,000	355,500
SoftBank Group Corp., 4.50% Sr. Unsec. Nts., 4/15/20[2]		250,000	259,062
Sprint Corp., 7.875% Sr. Unsec. Nts., 9/15/23		400,000	446,000
Wind Acquisition Finance SA, 7.375% Sec. Nts., 4/23/21[2]		250,000	260,938
			1,321,500
Utilities—0.8%
Electric Utilities—0.5%
FirstEnergy Corp., 7.375% Sr. Unsec. Nts., 11/15/31		400,000	528,468
MMC Energy, Inc., 8.875% Sr. Unsec. Nts., 10/15/20[3,6]		250,000	—
			528,468
Independent Power and Renewable Electricity Producers—0.3%
Talen Energy Supply LLC, 4.625% Sr. Unsec. Nts., 7/15/19[2]		400,000	391,000
Total Non-Convertible Corporate Bonds and Notes (Cost $26,755,787)			26,932,695
Event-Linked Bonds—15.3%
Earthquake—3.8%
Acorn Re Ltd. Catastrophe Linked Nts., 4.532%, 7/17/18[9,10]		250,000	257,437
Azzurro Re I Ltd. Catastrophe Linked Nts., 2.15%, 1/16/19[2,10]	EUR	450,000	478,327
Bosphorus Ltd. Catastrophe Linked Nts., 4.341%, 8/17/18[2,10]		250,000	255,512
Golden State Re II Ltd. Catastrophe Linked Nts., 2.20%, 1/8/19[2,10]		500,000	500,125
Kizuna Re II Ltd. Catastrophe Linked Nts.:
2.25%, 4/6/18[2,10]		440,000	442,486
2.50%, 4/6/18[2,10]		250,000	250,612
Merna Re Ltd. Catastrophe Linked Nts., 2%, 4/9/18[2,10]		250,000	250,763
Merna Re V Ltd. Catastrophe Linked Nts., 2%, 4/7/17[2,10]		250,000	250,812
Nakama Re Ltd. Catastrophe Linked Nts.:
2.125%, 1/16/19[2,10]		250,000	252,088
2.50%, 4/13/18[2,10]		250,000	252,163
2.875%, 1/16/20[9,10]		250,000	256,138
3.068%, 10/13/21[2,10]		250,000	254,088
Ursa Re Ltd. Catastrophe Linked Nts., 3.50%, 12/7/17[2,10]		500,000	503,075
			4,203,626
Longevity—0.2%
Vita Capital VI Ltd. Catastrophe Linked Nts., 3.647%, 1/8/21[2,10]		250,000	253,662

51         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Multiple Event—6.6%
Atlas IX Capital DAC Catastrophe Linked Nts., 4.188%, 1/17/19[2,10]		$ 500,000	$ 509,425
Caelus Re 2013 Ltd. Catastrophe Linked Nts., 7.358%, 4/7/20[2,10]		500,000	503,675
Caelus Re IV Ltd. Catastrophe Linked Nts., 6.008%, 3/6/20[2,10]		250,000	264,037
Citrus Re Ltd. Catastrophe Linked Nts.:
4.30%, 4/24/17[2,10]		250,000	251,562
5.01%, 4/18/17[2,10]		250,000	251,712
Cranberry Re Ltd. Catastrophe Linked Nts., 4.368%, 7/6/18[2,10]		250,000	255,987
East Lane Re VI Ltd. Catastrophe Linked Nts., 3.158%, 3/14/18[2,10]		250,000	251,762
Eden Re II Ltd. Catastrophe Linked Nts., 0.00%, 3/22/21[2,11]		500,000	501,800
Galilei Re Ltd. Catastrophe Linked Nts., 5.512%, 1/8/21[2,10]		250,000	250,250
Kilimanjaro Re Ltd. Catastrophe Linked Nts.:
4.50%, 4/30/18[2,10]		250,000	252,837
4.75%, 4/30/18[2,10]		250,000	253,512
PennUnion Re Ltd. Catastrophe Linked Nts., 4.50%, 12/7/18[2,10]		250,000	253,063
Residential Reinsurance 2013 Ltd. Catastrophe Linked Nts., 5.25%,
12/6/17[2,10]		250,000	251,238
Residential Reinsurance 2014 Ltd. Catastrophe Linked Nts., 3.61%,
6/6/18[2,10]		500,000	504,575
Residential Reinsurance 2016 Ltd. Catastrophe Linked Nts.:
3.758%, 6/6/20[2,10]		500,000	500,275
4.008%, 12/6/23[2,10]		250,000	244,188
Sanders Re Ltd. Catastrophe Linked Nts.:
3.08%, 5/25/18[2,10]		250,000	252,713
3.50%, 5/5/17[2,10]		500,000	501,825
3.808%, 5/25/18[2,10]		250,000	253,163
4.00%, 5/5/17[2,10]		500,000	502,075
4.278%, 6/7/17[2,10]		250,000	251,338
Tradewynd Re Ltd. Catastrophe Linked Nts., 5%, 1/8/21[2,10]		250,000	252,688
			7,313,700
Other—2.1%
Benu Capital Ltd. Catastrophe Linked Nts.:
2.55%, 1/8/20[2,10]	EUR	250,000	266,889
3.35%, 1/8/20[2,10]	EUR	500,000	536,745
Horse Capital I DAC Catastrophe Linked Nts., 12%, 6/15/20[2,10]	EUR	250,000	266,121
Vitality Re V Ltd. Catastrophe Linked Nts., 1.75%, 1/7/19[2,10]		500,000	500,575
Vitality Re VI Ltd. Catastrophe Linked Nts., 2.10%, 1/8/18[2,10]		250,000	250,988
Vitality Re VII Ltd. Catastrophe Linked Nts., 2.65%, 1/7/20[9,10]		250,000	254,988
Vitality Re VIII Ltd. Catastrophe Linked Nts., 2.508%, 1/8/21[2,10]		250,000	250,287
			2,326,593
Windstorm—2.6%
Akibare Re Ltd. Catastrophe Linked Nts., 3.658%, 4/7/20[2,10]		250,000	257,237
Alamo Re Ltd. Catastrophe Linked Nts.:
4.62%, 6/7/19[2,10]		250,000	263,312
5.20%, 6/7/17[2,10]		250,000	252,337
Aozora Re Ltd. Catastrophe Linked Nts., 2%, 4/7/17[2,10]	JPY	25,500,000	226,866
Citrus Re Ltd. Catastrophe Linked Nts., 7.50%, 2/25/19[2,10]		250,000	257,888
Everglades Re II Ltd. Catastrophe Linked Nts., 5.23%, 5/3/18[2,10]		250,000	254,963

52         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

		Principal Amount	Value
Windstorm (Continued)
Everglades Re Ltd. Catastrophe Linked Nts., 7.11%, 4/28/17[2,10]		$ 250,000	$ 252,537
Gator Re Ltd. Catastrophe Linked Nts., 6.27%, 1/9/20[9,10]		87,500	17,500
Lion I Re Ltd. Catastrophe Linked Nts., 3.557%, 4/28/17[2,10]	EUR	250,000	266,227
Manatee Re Ltd. Catastrophe Linked Nts., 5%, 12/22/17[2,10]		250,000	252,538
Pelican III Re Ltd. Catastrophe Linked Nts., 6.18%, 4/16/18[2,10]		250,000	254,513
Pelican Re Ltd. Catastrophe Linked Nts., 6.508%, 5/15/17[2,10]		250,000	252,763
			2,808,681
Total Event-Linked Bonds (Cost $16,980,597)			16,906,262

Short-Term Note—9.1%
United States Treasury Bills, 0.449%, 3/9/17[11,12,13] (Cost $9,998,987)		10,000,000	9,999,010

		Shares
Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E,
0.50%[5,14] (Cost $1,710,370)		1,710,370	1,710,370
Total Investments, at Value (Cost $105,821,574)		95.5%	105,526,564
Net Other Assets (Liabilities)		4.5	4,952,540
Net Assets		100.0%	$110,479,104

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $29,414,392 or 26.62% of the Fund’s net assets at period end.

3. Security received as the result of issuer reorganization.

4. Security is a Master Limited Partnership.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares May 31, 2016	Gross Additions	Gross Reductions		Shares February 28, 2017
Oppenheimer Institutional
Government Money Market Fund, Cl. Ea	10,475,976	177,453,530	186,219,136		1,710,370
Oppenheimer Master Loan Fund, LLC	399,771	—	399,771		—
		Value	Income		Realized Loss
Oppenheimer Institutional Government Money Market Fund, Cl. Ea		$1,710,370	$10,118		$—
Oppenheimer Master Loan Fund, LLC		—	208,416	[b]	21,940	[b]

Total		$1,710,370	$218,534		$21,940

       a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

       b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

53         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $344,176 or 0.31% of the Fund’s net assets at period end.

8. Interest rate is less than 0.0005%.

9. Restricted security. The aggregate value of restricted securities at period end was $801,138, which represents 0.73% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Acorn Re Ltd. Catastrophe Linked Nts.,
4.532%, 7/17/18	7/2/15	$ 250,000	$ 257,437	$7,437
Gator Re Ltd. Catastrophe Linked Nts.,
6.27%, 1/9/20	12/19/14	87,500	17,500	(70,000)
Nakama Re Ltd. Catastrophe Linked
Nts., 2.875%, 1/16/20	10/9/15	250,689	256,138	5,449
OAS Financial Ltd., 8% Sr. Unsec. Nts.,
7/2/21	6/25/14	335,000	15,075	(319,925)
Vitality Re VII Ltd. Catastrophe Linked
Nts., 2.65%, 1/7/20	1/22/16	250,000	254,988	4,988
		$ 1,173,189	$ 801,138	$ (372,051)

10. Represents the current interest rate for a variable or increasing rate security.

11. Zero coupon bond reflects effective yield on the original acquisition date.

12. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $261,974. See Note 6 of the accompanying Consolidated Notes.

13. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,609,643. See Note 6 of the accompanying Consolidated Notes.

14. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$ 76,631,175	72.6%
France	6,159,715	5.8
United Kingdom	5,396,425	5.1
Bermuda	2,597,867	2.5
Japan	2,198,577	2.1
Cayman Islands	2,188,681	2.1
Ireland	1,026,503	1.0
Supranational	1,014,037	1.0

54         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Geographic Holdings (Continued)	Value	Percent
Canada	$891,036	0.8%
Russia	800,229	0.8
Eurozone	744,554	0.7
Brazil	598,419	0.6
Chile	539,486	0.5
Australia	515,345	0.5
Macau	462,375	0.4
Barbados	427,152	0.4
Colombia	417,000	0.4
Jersey, Channel Islands	369,258	0.4
Mexico	364,437	0.4
Germany	358,216	0.3
Jamaica	355,500	0.3
Italy	260,937	0.3
Turkey	255,512	0.2
Luxembourg	233,458	0.2
Switzerland	212,088	0.2
Belgium	153,240	0.1
Finland	90,480	0.1
Netherlands	82,004	0.1
South Africa	66,149	0.1
Jordan	42,826	0.0
Puerto Rico	26,539	0.0
Israel	16,951	0.0
Thailand	10,637	0.0
Panama	8,186	0.0
Monaco	5,883	0.0
Greece	3,690	0.0
Hong Kong	1,995	0.0
China	2	0.0
Total	$105,526,564	100.0%

Forward Currency Exchange Contracts as of February 28, 2017
			Currency
Counter	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
-party	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation
BOA	03/2017	CHF	2,205	USD	2,206	$ —	$ 9,839
BOA	03/2017	KRW	2,594,000	USD	2,220	67,412	—
BOA	03/2017	TRY	15,160	USD	4,122	39,521	3,383
BOA	03/2017	USD	29	CHF	30	—	612
BOA	03/2017	USD	2,106	GBP	1,715	—	22,548
BOA	03/2017	USD	3,167	KRW	3,797,000	—	180,599
BOA	03/2017	USD	29	NOK	250	—	919
BOA	03/2017	USD	2,050	TRY	7,740	—	72,788
BOA	03/2017	ZAR	70	USD	5	313	—
CITNA-B	03/2017	AUD	2,960	USD	2,230	39,244	—
CITNA-B	03/2017	EUR	569	USD	606	—	2,822
CITNA-B	03/2017	HUF	639,000	USD	2,182	15,459	—
CITNA-B	03/2017	MXN	44,400	USD	2,173	34,725	—
CITNA-B	03/2017	USD	8,871	EUR	8,331	48,389	5,789

55         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
			Currency
Counter	Settlement		Purchased	Currency Sold		Unrealized	Unrealized
-party	Month(s)		(000’s)		(000’s)	Appreciation	Depreciation
CITNA-B	03/2017	USD	2,220	HUF	643,000	$ 9,517	$ —
CITNA-B	03/2017	USD	76	JPY	9,000	—	3,824
CITNA-B	03/2017	USD	939	TRY	3,370	14,718	—
DEU	03/2017	USD	413	CAD	550	—	854
DEU	03/2017	USD	1,045	CHF	1,060	—	10,875
GSCO-OT	03/2017	GBP	840	USD	1,059	—	16,235
GSCO-OT	03/2017	KRW	2,513,000	USD	2,113	102,770	—
GSCO-OT	03/2017	USD	1,093	AUD	1,460	—	26,120
GSCO-OT	03/2017	USD	1,080	CAD	1,420	10,891	—
GSCO-OT	03/2017	USD	265	EUR	250	510	—
HSBC	03/2017	CAD	2,910	USD	2,196	—	4,761
HSBC	03/2017	MXN	22,000	USD	1,064	30,046	—
HSBC	03/2017	NZD	1,500	USD	1,067	13,612	—
HSBC	03/2017	USD	1,060	HUF	315,000	—	22,761
HSBC	03/2017	USD	2,107	MXN	44,100	—	85,241
HSBC	03/2017	USD	1,077	SEK	9,830	—	12,719
HSBC	03/2017	ZAR	14,880	USD	1,053	79,687	—
JPM	03/2017	CAD	2,850	USD	2,132	13,805	—
JPM	03/2017	EUR	2,065	USD	2,211	86	22,509
JPM	03/2017	GBP	1,770	USD	2,199	—	2,062
JPM	03/2017	JPY	249,000	USD	2,220	—	3,374
JPM	03/2017	NOK	18,670	USD	2,207	20,184	—
JPM	03/2017	NZD	3,100	USD	2,223	9,813	—
JPM	03/2017	SEK	19,820	USD	2,187	9,709	—
JPM	03/2017	USD	22	AUD	30	—	1,382
JPM	03/2017	USD	2,127	CAD	2,875	—	38,047
JPM	03/2017	USD	5,678	GBP	4,618	—	52,657
JPM	03/2017	USD	1,217	JPY	141,500	—	43,123
JPM	03/2017	USD	12	KRW	14,000	—	760
JPM	03/2017	USD	1,054	NOK	9,030	—	23,015
JPM	03/2017	USD	2,098	NZD	3,030	—	84,330
MSCO	03/2017	BRL	60	USD	19	—	73
MSCO	03/2017	USD	18	BRL	60	—	1,160
RBS	03/2017	SEK	70	USD	8	94	—
RBS	03/2017	USD	14	NZD	20	—	616
TDB	03/2017 - 05/2017	BRL	7,180	USD	2,221	79,862	8,943
TDB	03/2017	USD	1,174	BRL	3,620	10,091	—
Total Unrealized Appreciation and Depreciation						$ 650,458	$ 764,740

Futures Contracts as of February 28, 2017
				Number		Unrealized
			Expiration	of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)
CAC 40 10 Index	PAR	Sell	3/17/17	108	$ 5,558,290	$ 37,618
CBOE Volatility Index	CBE	Sell	4/19/17	85	1,302,625	(96,442)
Coffee “C”*	NYB	Buy	5/18/17	10	534,750	(28,155)
Corn*	CBT	Sell	5/12/17	30	560,625	(11,607)

56         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Futures Contracts (Continued)
				Number		Unrealized
			Expiration	of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)
Cotton No. 2*	NYB	Sell	5/8/17	15	$ 572,550	$ (1,845)
FTSE 100 Index	ICE	Sell	3/17/17	64	5,769,853	(359,033)
Low Sulfur Gas Oil*	ICE	Buy	3/10/17	11	538,175	(9,094)
Gold (100 oz.)*	CMX	Buy	4/26/17	6	752,340	28,126
Lean Hogs*	CME	Sell	4/17/17	20	540,800	16,741
Natural Gas*	NYM	Sell	3/29/17	17	471,580	76,459
New York Harbor ULSD*	NYM	Buy	3/31/17	8	551,006	(5,814)
Nickel*	LME	Buy	3/13/17	9	590,625	48,166
Russell 2000 Mini Index	NYF	Sell	3/17/17	243	16,827,750	17,846
S&P 500 E-Mini Index	CME	Buy	3/17/17	155	18,311,700	806,932
S&P 500 E-Mini Index	CME	Sell	3/17/17	49	5,788,860	(217,428)
S&P/TSX 60 Index	MON	Sell	3/16/17	8	1,091,522	(9,102)
SPI 200 Index	SFE	Sell	3/16/17	53	5,774,247	(111,483)
United States Treasury Long Bonds	CBT	Sell	6/21/17	74	11,222,563	(76,439)
United States Treasury Nts., 2 yr.	CBT	Sell	6/30/17	5	1,082,031	153
United States Treasury Nts., 5 yr.	CBT	Sell	6/30/17	88	10,357,875	7,425
United States Treasury Nts., 10 yr.	CBT	Sell	6/21/17	5	622,891	(21)
Wheat*	CBT	Sell	5/12/17	25	554,688	(17,274)
WTI Crude Oil*	NYM	Sell	3/21/17	15	810,150	(6,336)
Zinc*	LME	Buy	3/15/17	8	564,600	55,974
						$ 145,367

*	All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Centrally Cleared Credit Default Swaps at February 28, 2017
				Notional
	Buy/Sell	Fixed	Maturity	Amount	Premiums
Reference Asset	Protection	Rate	Date	(000’s)	Received/(Paid)	Value
CDX.HY.27	Buy	5.000%	12/20/21 USD	20,355	$ 1,398,303	$ (1,726,507)
CDX.HY.27	Buy	5.000	12/20/21 USD	8,843	580,605	(750,020)
CDX.HY.27	Buy	5.000	12/20/21 USD	1,139	32,953	(96,565)
CDX.HY.27	Buy	5.000	12/20/21 USD	3,425	96,881	(290,536)
Total Centrally Cleared Credit Default Swaps					$ 2,108,742	$ (2,863,628)

Centrally Cleared Interest Rate Swaps at February 28, 2017
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received / (Paid)	Value
		Three-Month SEK
BAC	Pay	STIBOR SIDE	1.418%	11/12/25	SEK	800	$—	$ 4,391
		Three-Month SEK
BAC	Pay	STIBOR SIDE	1.501	12/9/25	SEK	750	—	4,695
		Three-Month SEK
BAC	Pay	STIBOR SIDE	0.597	8/3/26	SEK	2,565	10	(8,962)
		Three-Month SEK
BAC	Pay	STIBOR SIDE	1.415	9/18/25	SEK	625	—	3,705

57         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
Counterparty	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received / (Paid)	Value
		Three-Month SEK
BAC	Pay	STIBOR SIDE	1.630%	7/3/25	SEK	60,985	$17,687	$ 519,022
		Three-Month SEK
BAC	Pay	STIBOR SIDE	1.365	8/10/25	SEK	1,225	—	6,854
		Three-Month NZD
BOA	Pay	BBR FRA	3.353	12/8/26	NZD	10,705	—	(41,626)
		Six-Month JPY
BOA	Receive	BBA LIBOR	0.208	12/8/26	JPY	52,000	—	1,157
		Three-Month NZD
BOA	Pay	BBR FRA	3.458	1/6/27	NZD	665	—	838
		Six-Month JPY
CITNA-B	Receive	BBA LIBOR	0.251	1/6/27	JPY	64,000	—	(742)
		Six-Month NOK
GSCOI	Receive	NIBOR NIBR	1.965	1/6/27	NOK	1,710	—	(627)
		Three-Month SEK
GSCOI	Pay	STIBOR SIDE	1.118	1/9/27	SEK	3,245	—	3,672
		Six-Month NOK
GSCOI	Receive	NIBOR NIBR	1.393	9/5/26	NOK	66,485	—	357,530
		Three-Month SEK
JPM	Pay	STIBOR SIDE	1.070	6/7/26	SEK	2,125	—	4,420
		Six-Month JPY
JPM	Receive	BBA LIBOR	0.461	12/9/25	JPY	11,000	—	(2,312)
		Six-Month JPY
JPM	Receive	BBA LIBOR	0.550	9/18/25	JPY	26,000	—	(7,580)
		Six-Month JPY
JPM	Receive	BBA LIBOR	0.593	7/10/25	JPY	785,000	—	(241,128)
Total Centrally Cleared Interest Rate Swaps							$17,697	$603,307

Over-the-Counter Total Return Swaps at February 28, 2017
Reference Asset	Counterparty	Pay/Receive Total Return*	Floating Rate	Maturity Date		Notional Amount (000’s)	Value
CGAUOPAU Custom Basket[a]	CITNA-B	Receive	One-Month AUD BBR BBSW plus 50 basis points	3/9/17	AUD	7,295	$ 59,412
CGCNOCAD Custom Basket[b]	CITNA-B	Receive	One-Month CAD BA CDOR plus 80 basis points	3/7/17	CAD	7,059	86,360
JPCMOLNG Custom Basket[c]	JPM	Receive	One-Month USD BBA LIBOR plus 30 basis points	8/7/17	USD	4,120	79,892
JPCMOSHR Custom Basket[d]	JPM	Pay	One-Month USD BBA LIBOR minus 85 basis points	8/7/17	USD	4,136	(41,154)
OEX Index	GSCOI	Pay	One-Month USD BBA LIBOR minus 35 basis points	4/7/17	USD	3,922	(166,000)

58         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Over-the-Counter Total Return Swaps (Continued)
Reference Asset	Counterparty	Pay/Receive Total Return*	Floating Rate	Maturity Date		Notional Amount (000’s)	Value
OEX Index	GSCOI	Pay	One-Month USD BBA LIBOR minus 35 basis points	4/13/17	USD	1,714	$ (60,730)
PowerShares Senior Loan Exchange Traded Fund	CITNA-B	Receive	One-Month USD BBA LIBOR plus 20 basis points	7/11/17	USD	10,707	62,019
Total Over-the-Counter Total Return Swaps							$ 19,799

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Custom baskets of securities: The following are the components and weights of the underlying basket of securities
Description	Shares	% of Basket
CGAUOPAU[a]:
Aristocrat Leisure Ltd.	0.3288	0.81%
Beach Energy Ltd.	6.5934	16.30
Blackmores Ltd.	0.0437	0.11
Cochlear Ltd.	0.0395	0.10
Crown Resorts Ltd.	0.4371	1.08
Fortescue Metals Group Ltd.	0.731	1.81
Gateway Lifestyle	2.4644	6.10
Infigen Energy	4.8097	11.90
Metcash Ltd.	2.3262	5.75
Nine Entertainment Co. Holdings Ltd.	4.9287	12.19
Nufarm Ltd.	0.5575	1.38
Orica Ltd.	0.2662	0.66
Origin Energy Ltd.	0.6914	1.71
Rea Group Ltd.	0.0951	0.24
Resolute Mining Ltd.	3.398	8.41
Seven Group Holdings Ltd.	0.6691	1.66
Seven West Media Ltd.	5.9976	14.83
Southern Cross Media Group Ltd.	3.3522	8.29
Steadfast Group Ltd.	2.193	5.43
WorleyParsons Ltd.	0.5003	1.24
	40.4229	100.00%

CGCNOCAD[b]:
Alimentation Couche-Tard, Inc.	0.084	1.82%
Boyd Group Income Fund	0.0588	1.28
Canadian Apartment Properties Real Estate Investment
Trust	0.1578	3.42
Celestica, Inc.	0.2771	6.01
Dollarama, Inc.	0.0508	1.10

59         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	% of Basket
CGCNOCAD[b]: (Continued)
Dream Global Real Estate	0.5253	11.40%
Empire Co. Ltd.	0.3081	6.68
Enbridge Income Fund Holdings, Inc.	0.1464	3.18
FirstService Corp.	0.0771	1.67
Granite Real Estate Investment Trust	0.1128	2.45
Intertape Polymer Group	0.2118	4.59
Jean Coutu Group (PJC), Inc.	0.2448	5.31
Just Energy Group, Inc.	0.6477	14.05
Metro, Inc., Cl. A	0.1267	2.75
North West Co., Inc.	0.171	3.71
Parkland Fuel Corp.	0.1843	4.00
Premium Brands Holdings	0.0718	1.56
Pure Industrial Real Estate Trust	0.8799	19.09
Saputo, Inc.	0.1045	2.27
Uni Select, Inc.	0.1688	3.66
	4.6095	100.00%

JPCMOLNG[c]:
Abbott Laboratories	5,260	2.19%
Abbvie, Inc.	3,641	1.52
Aes Corp. (The)	19,451	8.10
Archer-Daniels-Midland Co.	5,028	2.10
Baxter International, Inc.	4,645	1.94
Best Buy Co., Inc.	4,998	2.08
Carmax, Inc.	3,336	1.39
Centerpoint Energy, Inc.	8,490	3.54
Colgate-Palmolive Co.	3,446	1.44
Computer Sciences Corp.	3,577	1.49
Consol Energy, Inc.	13,136	5.48
Cummins, Inc.	1,513	0.63
Discover Financial Services	3,212	1.34
Ebay, Inc.	6,990	2.91
Gamestop Corp.	9,086	3.79
General Motors Co.	6,078	2.53
Gilead Sciences, Inc.	3,071	1.28
Hewlett-Packard Co.	14,786	6.16
Ingersoll-Rand plc	2,805	1.17
International Business Machines Corp.	1,275	0.53
Level 3 Communications, Inc.	3,742	1.56
Lincoln National Corp.	3,296	1.37
Martin Marietta Materials	969	0.40
Michael Kors Holdings Ltd.	5,198	2.17
Navient Corp.	14,795	6.17
NVIDIA Corp.	2,038	0.85
Oneok, Inc.	4,038	1.68
Owens-Illinois, Inc.	11,774	4.91
Pitney Bowes, Inc.	13,978	5.83

60         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	% of Basket
JPCMOLNG[c]: (Continued)
Pultegroup, Inc.	10,345	4.31%
Quest Diagnostics, Inc.	2,421	1.01
Reynolds American, Inc.	3,701	1.54
Sysco Corp.	4,241	1.77
Textron, Inc.	4,697	1.96
Time Warner, Inc.	2,298	0.96
Transocean Ltd.	15,929	6.64
United Continental Holdings, Inc.	3,158	1.32
United Rentals, Inc.	1,759	0.73
Unum Group	4,898	2.04
Wyndham Worldwide Corp.	2,814	1.17
	239,913	100.00%

JPCMOSHR[d]:
Abbott Laboratories	5,956	1.77%
Actavis, Inc.	1,089	0.32
Affiliated Managers Group, Inc.	1,574	0.47
Alaska Air Group, Inc.	2,578	0.76
Alliance Data Systems Corp.	1,001	0.30
American International Group, Inc.	3,503	1.04
Ametek, Inc.	4,708	1.40
Broadcom Ltd.	1,294	0.38
Cerner Corp.	4,830	1.43
CF Industries Holdings, Inc.	7,267	2.15
Chesapeake Energy Corp.	32,590	9.66
Chipotle Mexican Grill, Inc.	606	0.18
Conagra Brands, Inc.	5,784	1.72
Costco Wholesale Corp.	1,429	0.42
Coty, Inc.	12,495	3.71
Delphi Automotive plc	3,397	1.01
FirstEnergy Corp.	7,387	2.19
Freeport-McMoRan Copper & Gold, Inc.	17,345	5.14
Frontier Communications Corp.	67,688	20.07
General Electric Co.	7,240	2.15
Mckesson Corp.	1,629	0.48
Mondelez International, Inc.	5,161	1.53
Moody’s Corp.	2,426	0.72
Netflix, Inc.	1,848	0.55
News Corp.	19,389	5.75
NRG Energy, Inc.	18,661	5.53
Pentair, Inc.	4,081	1.21
Salesforce.Com, Inc.	3,342	0.99
Seagate Technology Public Ltd. Co.	5,994	1.78
Southwestern Energy Co.	21,145	6.27
Staples, Inc.	25,280	7.50
Stericycle, Inc.	2,969	0.88
Symantec Corp.	9,577	2.84

61         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	% of Basket
JPCMOSHR[d]: (Continued)
Tesoro Corp.	2,617	0.78%
TripAdvisor, Inc.	4,934	1.46
Tyco Fire & Security Finance SCA	5,554	1.65
Under Armour, Inc.	7,875	2.34
Vertex Pharmaceuticals, Inc.	3,105	0.92
Willis Towers Watson Public Ltd. Co.	1,871	0.55
	337,219	100.00%

Over-the-Counter Volatility Swaps at February 28, 2017
Reference Asset	Counterparty	Pay/Receive Volatility	*	Strike Price	Maturity Date		Notional Amount	Value
CHF/SEK spot exchange rate	DEU	Pay		$5.000	3/21/17	CHF	(5,900)	$(4,758)
CHF/SEK spot exchange rate	CITNA-B	Pay		5.250	3/23/17	CHF	(6,000)	(4,839)
CHF/SEK spot exchange rate	DEU	Pay		5.750	3/21/17	CHF	(5,900)	352
EUR/JPY spot exchange rate	CITNA-B	Pay		9.500	3/31/17	EUR	(5,600)	771
EUR/JPY spot exchange rate	HSBC	Pay		8.950	3/27/17	EUR	(5,600)	(1,661)
EUR/JPY spot exchange rate	JPM	Pay		9.400	3/24/17	EUR	(5,600)	1,839
EUR/NOK spot exchange rate	DEU	Pay		5.000	3/8/17	EUR	(5,500)	4,195
EUR/NOK spot exchange rate	CITNA-B	Pay		5.250	3/17/17	EUR	(5,600)	475
EUR/NOK spot exchange rate	CITNA-B	Pay		5.200	3/9/17	EUR	(5,500)	4,428
EUR/NOK spot exchange rate	JPM	Pay		5.540	3/10/17	EUR	(5,500)	5,361
EUR/NOK spot exchange rate	JPM	Pay		5.385	3/16/17	EUR	(5,600)	653
NZD/CAD spot exchange rate	CITNA-B	Receive		8.500	3/14/17	NZD	8,200	(3,603)
NZD/CAD spot exchange rate	DEU	Receive		8.700	3/15/17	NZD	8,200	(3,957)
NZD/CAD spot exchange rate	HSBC	Receive		8.600	3/13/17	NZD	8,200	(4,784)

Total Over-the-Counter Volatility Swaps								$(5,528)

* Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the strike price. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the strike price multiplied by the notional amount if the realized volatility is less than the strike price. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will receive a net payment of the absolute value of the difference of the realized and the strike price multiplied by the notional amount if the realized volatility is less than the strike price.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA

62         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Counterparty Abbreviations (Continued)
MSCO	Morgan Stanley Capital Services, Inc.
RBS	Royal Bank of Scotland plc (The)
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBR	Bank Bill Rate
BBR FRA	Bank Bill Forward Rate Agreement
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CAC	French Options Market
CDX.HY.27	Markit CDX High Yield Index
FTSE 100 Market	United Kingdom 100 most highly capitalized blue chip companies
NIBOR NIBR	Norwegian Interbank Offered Rate
OEX	S&P 100 Index
S&P	Standard & Poor’s
STIBOR SIDE	Stockholm Interbank Offered Rate
TSX 60	60 largest companies on the Toronto Stock Exchange

Exchange Abbreviations
CBE	Chicago Board Options Exchange
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchanges
CMX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
LME	London Metal Exchange
MON	Montreal Exchange
NYB	New York Board of Trade
NYF	New York Futures Exchange
NYM	New York Mercantile Exchange
PAR	Paris Stock Exchange
SFE	Sydney Futures Exchange

63         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

1. Organization

Oppenheimer Global Multi Strategies Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Multi Strategies Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund.

At period end, the Fund owned 2,250 shares with net assets of $1,580,966 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering

64         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

3. Securities Valuation (Continued)

the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

65         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities

Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair

66         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

3. Securities Valuation (Continued)

valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$ 4,868,698	$ 1,942,590	$ —	$6,811,288
Consumer Staples	2,193,954	1,359,235	—	3,553,189
Energy	1,164,832	779,848	—	1,944,680
Financials	7,508,732	1,700,798	—	9,209,530
Health Care	5,066,884	823,266	14,245	5,904,395
Industrials	3,533,590	1,652,459	—	5,186,049
Information Technology	7,923,778	447,295	—	8,371,073
Materials	3,110,974	1,502,733	—	4,613,707
Telecommunication Services	758,868	508,599	—	1,267,467
Utilities	1,607,972	711,244	—	2,319,216
Preferred Stock	—	447,782	—	447,782
Rights, Warrants and Certificates	4,853	822	—	5,675
Mortgage-Backed Obligations	—	344,176	—	344,176
Non-Convertible Corporate Bonds and Notes	—	26,932,645	50	26,932,695

67         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
Investments, at Value: (Continued)
Event-Linked Bonds	$—		$16,906,262	$—	$16,906,262
Short-Term Note	—		9,999,010	—	9,999,010
Investment Company	1,710,370		—	—	1,710,370

Total Investments, at Value	39,453,505		66,058,764	14,295	105,526,564
Other Financial Instruments:
Swaps, at value	—		305,757	—	305,757
Centrally cleared swaps, at value	—		906,284	—	906,284
Futures contracts	1,095,440		—	—	1,095,440
Forward currency exchange contracts	—		650,458	—	650,458

Total Assets	$40,548,945		$67,921,263	$14,295	$108,484,503

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—		$(291,486)	$—	$(291,486)
Centrally cleared swaps, at value	—		(3,166,605)	—	(3,166,605)
Futures contracts	(950,073)		—	—	(950,073)
Forward currency exchange contracts	—		(764,740)	—	(764,740)

Total Liabilities	$(950,073	)$	(4,222,831)	$—	$(5,172,904)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into
	Level 1*	Level 2*
Assets Table
Investments, at Value:
Common stocks Energy	$ (44,700)	$ 44,700
Total Assets	$ (44,700)	$ 44,700

* Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar

68         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

4. Investments and Risks (Continued)

value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can

69         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. At period end, the Fund no longer held the Master Fund.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

70         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

4. Investments and Risks (Continued)

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$930,447
Market Value	$161,225
Market Value as % of Net Assets	0.15%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

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NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the

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6. Use of Derivatives (Continued)

associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $37,983,777 and $41,479,440, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

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NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to increase exposure to volatility risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $27,294,115 and $74,368,253 on futures contracts purchased and sold, respectively.

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6. Use of Derivatives (Continued)

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

During the reporting period, the Fund had no such purchased option activity.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $54,997 and $32,912 on written call options and written put options, respectively.

At period end, the Fund had no such written option contracts outstanding.

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NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the reporting period was as follows:

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
May 31, 2016	2,740,000	$23,690
Options written	12,343,740,000	3,100,556
Options closed or expired	(12,346,480,000)	(3,124,246)

Options outstanding as of
February 28, 2017	—	$—

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling

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6. Use of Derivatives (Continued)

protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual issuers and/or indexes of issuers.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of an individual issuer or basket or index of issuers as opposed to decreasing its credit risk exposure related to debt securities of such issuer(s) held by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $36,500,673 and $11,748,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be

77         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $15,444,097 and $16,257,209 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Fund will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $80,365,971 and $25,149,690 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

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6. Use of Derivatives (Continued)

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the Fund to pay the measured volatility and receive a fixed rate payment. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the Fund to pay a fixed rate payment and receive the measured volatility. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

For the reporting period, the Fund had ending monthly average notional amounts of $51,915 and $20,118 on volatility swaps which pay measured volatility/variance and volatility swaps which receive measured volatility/variance, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions

79         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $315,700.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker,

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6. Use of Derivatives (Continued)

futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

81         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

7. Federal Taxes (Continued)

Federal tax cost of securities	$105,824,206
Federal tax cost of other investments	(49,328,427)

Total federal tax cost	$56,495,779

Gross unrealized appreciation	$6,311,586
Gross unrealized depreciation	(6,901,111)

Net unrealized depreciation	$(589,525)

82         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Multi Strategies Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/13/2017